UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2017

Item 1. Reports to Stockholders

Multi-asset mutual fund

Delaware Wealth Builder Fund

May 31, 2017

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds by Macquarie is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds by Macquarie or obtain a prospectus for Delaware Wealth Builder Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Investment Management (MIM) is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Funds are distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Disclosure of Fund expenses

For the six-month period from December 1, 2016 to May 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2016 to May 31, 2017.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from December 1, 2016 to May 31, 2017 (Unaudited)

Delaware Wealth Builder Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Annualized Expense Ratio	Expenses Paid During Period 12/1/16 to 5/31/17*
Actual Fund return†
Class A	$1,000.00	$1,055.10	1.09%	$5.58
Class C	1,000.00	1,051.10	1.84%	9.41
Class R	1,000.00	1,053.80	1.34%	6.86
Institutional Class	1,000.00	1,056.40	0.84%	4.31
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.50	1.09%	$5.49
Class C	1,000.00	1,015.76	1.84%	9.25
Class R	1,000.00	1,018.25	1.34%	6.74
Institutional Class	1,000.00	1,020.74	0.84%	4.23

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and top 10 equity holdings

Delaware Wealth Builder Fund	As of May 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	54.58%
Consumer Discretionary	4.64%
Consumer Staples	5.93%
Diversified REITs	1.10%
Energy	5.58%
Financials	5.47%
Healthcare	9.35%
Healthcare REITs	0.72%
Hotel REITs	0.59%
Industrials	5.64%
Information Technology	5.14%
Mall REITs	0.90%
Manufactured Housing REITs	0.27%
Materials	1.22%
Multifamily REITs	2.09%
Office REITs	1.05%
Shopping Center REITs	0.47%
Telecommunication Services	3.14%
Utilities	1.28%
Exchange-Traded Funds	2.07%
Limited Partnership	0.35%
Master Limited Partnerships	0.86%
Convertible Preferred Stock	1.85%
Commercial Mortgage-Backed Security	0.07%
Convertible Bonds	9.60%
Capital Goods	0.43%
Communications	1.20%
Consumer Cyclical	0.56%
Consumer Non-Cyclical	1.94%
Energy	0.33%
Financials	1.42%
Industrials	0.69%
Real Estate Investment Trusts	1.11%
Technology	1.92%

Security type / sector allocation and top 10 equity holdings

Delaware Wealth Builder Fund

Security type / sector	Percentage of net assets
Corporate Bonds	15.22%
Banking	0.77%
Basic Industry	2.38%
Capital Goods	0.58%
Consumer Cyclical	1.04%
Consumer Non-Cyclical	0.73%
Energy	2.58%
Financials	0.25%
Healthcare	1.09%
Insurance	0.26%
Media	1.70%
Real Estate Investment Trusts	0.55%
Services	0.80%
Technology & Electronics	0.40%
Telecommunications	1.52%
Transportation	0.10%
Utilities	0.47%
Leveraged Non-Recourse Security	0.00%
Municipal Bonds	3.28%
Regional Bond	0.15%
Loan Agreements	0.40%
Sovereign Bonds	0.55%
US Treasury Obligations	1.86%
Preferred Stock	0.97%
Warrant	0.00%
Short-Term Investments	7.63%
Security Sold Short	(0.69%)
Total Value of Securities	98.75%
Receivables and Other Assets Net of Liabilities	1.25%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Equity Residential	1.33%
Brookdale Senior Living	1.31%
Verizon Communications	1.25%
AT&T	1.21%
Pfizer	1.20%
Occidental Petroleum	1.18%
Intel	1.08%
Waste Management	1.07%
Procter & Gamble	1.07%
Arthur J. Gallagher	1.07%

Schedule of investments
Delaware Wealth Builder Fund	May 31, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 54.58%

Consumer Discretionary – 4.64%
Bayerische Motoren Werke	19,372	$1,812,518
Ford Motor	560,800	6,236,096
Kering	5,211	1,723,352
Mattel	228,000	5,223,480
Nitori Holdings	11,586	1,693,700
Publicis Groupe	10,709	819,841
Sumitomo Rubber Industries	97,600	1,663,827
Target	114,700	6,325,705
Techtronic Industries	388,500	1,837,168
Toyota Motor	47,800	2,560,267
Valeo	16,878	1,174,945
Yue Yuen Industrial Holdings	599,500	2,388,753

		33,459,652

Consumer Staples – 5.93%
Archer-Daniels-Midland	84,300	3,505,194
Carlsberg Class B	17,474	1,902,718
Coca-Cola	15,493	704,467
Coca-Cola Amatil	153,981	1,068,641
CVS Health	46,600	3,580,278
Imperial Brands	31,668	1,480,727
Japan Tobacco	54,700	2,055,139
Kimberly-Clark	59,500	7,718,935
Kraft Heinz	42,500	3,918,500
Procter & Gamble	87,700	7,725,493
Reynolds American	75,300	5,063,925
Wal-Mart Stores	51,200	4,024,320

		42,748,337

Diversified REITs – 1.10%
Crown Castle International	15,100	1,534,915
Equinix	9,400	4,145,494
Forest City Realty Trust	38,800	883,476
Vornado Realty Trust	15,100	1,392,220

		7,956,105

Energy – 5.58%
Chevron	48,800	5,049,824
ConocoPhillips	81,000	3,619,890
Occidental Petroleum	144,500	8,515,385
Royal Dutch Shell ADR	135,400	7,610,834
Suncor Energy	42,800	1,339,589
TOTAL	34,210	1,816,577
TOTAL ADR	142,700	7,463,210

	Number of shares	Value (US $)

Common Stock (continued)

Energy (continued)
Williams	167,300	$4,784,780

		40,200,089

Financials – 5.47%
Arthur J. Gallagher	136,100	7,720,953
AXA	86,892	2,317,264
Bank Rakyat Indonesia Persero	1,490,098	1,619,307
BB&T	177,100	7,376,215
ING Groep	136,941	2,290,568
Mitsubishi UFJ Financial Group	504,500	3,147,260
Nordea Bank	236,135	3,032,039
Prudential Financial	9,800	1,027,530
Standard Chartered †	209,512	1,975,733
UniCredit †	96,426	1,686,545
Wells Fargo & Co.	141,800	7,251,652

		39,445,066

Healthcare – 9.35%
Abbott Laboratories	140,900	6,433,494
AbbVie	98,300	6,489,766
Amgen	23,700	3,679,188
AstraZeneca ADR	220,800	7,593,312
Brookdale Senior Living †	687,200	9,442,128
Cardinal Health	70,400	5,230,016
Johnson & Johnson	39,700	5,091,525
Merck & Co.	116,500	7,585,315
Novartis	29,765	2,437,008
Pfizer	265,938	8,682,876
Sanofi	32,350	3,204,131
Teva Pharmaceutical Industries ADR	55,960	1,559,045

		67,427,804

Healthcare REITs – 0.72%
HCP	89,400	2,801,796
Healthcare Realty Trust	17,800	592,028
MedEquities Realty Trust	56,000	654,080
Welltower	16,100	1,167,894

		5,215,798

Schedule of investments

Delaware Wealth Builder Fund

	Number of shares	Value (US $)

Common Stock (continued)

Hotel REITs – 0.59%
MGM Growth Properties	100,900	$2,840,335
Pebblebrook Hotel Trust	18,600	575,112
Sunstone Hotel Investors	54,400	849,184

		4,264,631

Industrials – 5.64%
ABB ADR	229,900	5,777,387
Deutsche Post	63,857	2,332,423
East Japan Railway	25,146	2,410,156
ITOCHU	184,489	2,620,327
Koninklijke Philips	66,375	2,345,732
Lockheed Martin	17,800	5,004,114
Meggitt	235,351	1,522,255
MINEBEA MITSUMI	83,400	1,360,757
Rexel	49,896	878,874
Teleperformance	13,928	1,821,979
United Technologies	32,500	3,941,600
Vinci	32,915	2,874,072
Waste Management	106,000	7,728,460

		40,618,136

Information Technology – 5.14%
CA	234,964	7,464,806
Canon ADR	147,300	5,128,986
Cisco Systems	228,700	7,210,911
Intel	214,700	7,752,817
Microsoft	69,109	4,826,572
Playtech	145,549	1,855,635
Samsung Electronics	1,403	2,800,737

		37,040,464

Mall REITs – 0.90%
GGP	173,200	3,858,896
Simon Property Group	13,463	2,076,668
Taubman Centers	9,000	550,350

		6,485,914

Manufactured Housing REITs – 0.27%
Equity LifeStyle Properties	16,627	1,403,319
Sun Communities	6,600	568,524

		1,971,843

Materials – 1.22%
Dow Chemical	122,200	7,571,512
Rio Tinto	30,275	1,210,218

		8,781,730

	Number of shares	Value (US $)

Common Stock (continued)

Multifamily REITs – 2.09%
American Homes 4 Rent	82,390	$1,851,303
Apartment Investment & Management	28,000	1,201,760
Equity Residential	147,810	9,620,953
Invitation Homes	57,700	1,241,704
Mid-America Apartment Communities	4,187	426,823
UDR	19,300	745,173

		15,087,716

Office REITs – 1.05%
Easterly Government Properties	105,700	2,099,202
Empire State Realty Trust	68,600	1,426,880
Equity Commonwealth †	50,500	1,571,560
Intervest Offices & Warehouses	37,407	932,029
Mack-Cali Realty	21,500	572,115
VEREIT	112,400	929,548

		7,531,334

Shopping Center REITs – 0.47%
Brixmor Property Group	57,200	1,031,888
Retail Properties of America	51,300	630,990
Urban Edge Properties	24,200	576,928
Washington Prime Group	66,200	505,106
Weingarten Realty Investors	16,600	499,494
Wheeler Real Estate Investment Trust	20,401	163,208

		3,407,614

Telecommunication Services – 3.14%
AT&T	225,600	8,692,368
Century Communications =†	1,625,000	0
Mobile TeleSystems ADR	62,771	553,012
Nippon Telegraph & Telephone	61,474	2,946,311
Tele2 Class B	140,047	1,441,333
Verizon Communications	193,000	9,001,520

		22,634,544

Utilities – 1.28%
Edison International	48,000	3,915,360
National Grid	26,526	372,363
National Grid ADR	72,508	4,966,798

		9,254,521

Total Common Stock (cost $369,564,396)		393,531,298

Exchange-Traded Funds – 2.07%

iShares MSCI Emerging Markets ETF	88,200	3,633,840
ProShares Short High Yield †	72,000	1,699,200

Schedule of investments

Delaware Wealth Builder Fund

	Number of shares	Value (US $)

Exchange-Traded Funds (continued)

SPDR Gold Shares †	43,500	$5,246,970
VanEck Vectors High-Yield Municipal Index ETF	138,600	4,311,846

Total Exchange-Traded Funds (cost $14,986,280)		14,891,856

Limited Partnership – 0.35%

Merion Countryside 144A #=p†	2,249,100	2,514,269

Total Limited Partnership (cost $2,046,496)		2,514,269

Master Limited Partnerships – 0.86%

Blackstone Group	129,300	4,251,384
Energy Transfer Partners	28,600	622,336
Valero Energy Partners	29,700	1,342,737

Total Master Limited Partnerships (cost $5,578,529)		6,216,457

Convertible Preferred Stock – 1.85%

A Schulman 6.00% exercise price $52.33, expiration date 12/31/49	1,422	1,175,283
AMG Capital Trust II 5.15% exercise price $200.00, expiration date 10/15/37	43,948	2,535,250
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	1,335	1,656,735
El Paso Energy Capital Trust I 4.75% exercise price $50.00, expiration date 3/31/28	49,900	2,480,030
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	1,437	2,040,482
Wells Fargo & Co. 7.50% exercise price $156.71, expiration date 12/31/49	1,989	2,518,054
Welltower 6.50% exercise price $57.42, expiration date 12/31/49	14,550	943,713

Total Convertible Preferred Stock (cost $12,693,068)		13,349,547

	Principal amount°

Commercial Mortgage-Backed Security – 0.07%

JPMBB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	500,000	527,557

Total Commercial Mortgage-Backed Security (cost $528,066)		527,557

Convertible Bonds – 9.60%

Capital Goods – 0.43%
Aerojet Rocketdyne Holdings 144A 2.25% exercise price $26.00, maturity date 12/15/23 #	1,222,000	1,327,397

	Principal amount°	Value (US $)

Convertible Bonds (continued)

Capital Goods (continued)
Kaman 144A 3.25% exercise price $65.26, maturity date 5/1/24 #	1,800,000	$1,797,750

		3,125,147

Communications – 1.20%
Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18	1,017,000	1,060,223
Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #	2,668,000	2,763,247
DISH Network 144A 2.375% exercise price $82.22, maturity date 3/15/24 #	2,480,000	2,599,350
Liberty Interactive 144A 1.75% exercise price $341.10, maturity date 9/30/46 #	1,533,000	1,790,736
Liberty Media 144A 2.25% exercise price $104.55, maturity date 9/30/46 #	420,000	455,175

		8,668,731

Consumer Cyclical – 0.56%
Huron Consulting Group 1.25% exercise price $79.89, maturity date 10/1/19	875,000	834,531
Meritor 4.00% exercise price $26.73, maturity date 2/15/27 f	3,072,000	3,179,520

		4,014,051

Consumer Non-Cyclical – 1.94%
Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	3,305,000	3,280,213
HealthSouth 2.00% exercise price $36.73, maturity date 12/1/43	1,739,000	2,204,183
Hologic 2.00% exercise price $31.18, maturity date 3/1/42 f	913,000	1,297,031
NuVasive 2.25% exercise price $59.82, maturity date 3/15/21	643,000	879,303
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18	2,710,000	2,699,837
Vector Group 1.75% exercise price $23.46, maturity date 4/15/20 ●	2,566,000	2,957,315
Vector Group 2.50% exercise price $15.22, maturity date 1/15/19 ●	481,000	706,543

		14,024,425

Energy – 0.33%
Helix Energy Solutions Group 4.25% exercise price $13.89, maturity date 5/1/22	2,574,000	2,345,557

		2,345,557

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)

Convertible Bonds (continued)

Financials – 1.42%
Ares Capital 144A 3.75% exercise price $19.39, maturity date 2/1/22 #	1,106,000	$1,108,074
Blackhawk Network Holdings 144A 1.50% exercise price $49.83, maturity date 1/15/22 #	2,260,000	2,529,787
GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18	2,112,000	2,024,880
Jefferies Group 3.875% exercise price $43.83, maturity date 11/1/29	2,284,000	2,303,985
New Mountain Finance 5.00% exercise price $15.80, maturity date 6/15/19	2,166,000	2,241,810

		10,208,536

Industrials – 0.69%
Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18	2,538,000	2,517,379
General Cable 4.50% exercise price $31.33, maturity date 11/15/29 f	3,207,000	2,431,307

		4,948,686

Real Estate Investment Trusts – 1.11%
Blackstone Mortgage Trust 4.375% exercise price $35.67, maturity date 5/5/22	1,588,000	1,592,963
Blackstone Mortgage Trust 5.25% exercise price $27.99, maturity date 12/1/18	1,994,000	2,263,190
Spirit Realty Capital 3.75% exercise price $13.00, maturity date 5/15/21	2,264,000	2,211,656
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20	1,908,000	1,948,554

		8,016,363

Technology – 1.92%
Cardtronics 1.00% exercise price $52.35, maturity date 12/1/20	1,692,000	1,639,125
Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18 #	1,154,000	1,501,643
Electronics For Imaging 0.75% exercise price $52.72, maturity date 9/1/19	1,673,000	1,804,749
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	1,254,000	1,485,990
Nuance Communications 2.75% exercise price $32.30, maturity date 11/1/31	2,428,000	2,446,210
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	2,139,000	2,386,322

	Principal amount°	Value (US $)

Convertible Bonds (continued)

Technology (continued)
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	2,646,000	$2,579,850

		13,843,889

Total Convertible Bonds (cost $66,491,454)		69,195,385

Corporate Bonds – 15.22%

Banking – 0.77%
Ally Financial 5.75% 11/20/25	800,000	834,000
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	1,000,000	1,051,500
Credit Suisse Group 144A 6.25% 12/29/49 #●	560,000	592,428
Lloyds Banking Group 7.50% 4/30/49 ●	415,000	457,537
Popular 7.00% 7/1/19	760,000	799,900
Royal Bank of Scotland Group 8.625% 12/29/49 ●	920,000	1,009,700
UBS Group 6.875% 12/29/49 ●	720,000	776,333

		5,521,398

Basic Industry – 2.38%
BMC East 144A 5.50% 10/1/24 #	345,000	361,387
Boise Cascade 144A 5.625% 9/1/24 #	635,000	661,987
Builders FirstSource
144A 5.625% 9/1/24 #	260,000	270,725
144A 10.75% 8/15/23 #	540,000	627,750
Cemex 144A 7.75% 4/16/26 #	835,000	950,230
Cemex Finance 144A 6.00% 4/1/24 #	230,000	243,248
Chemours 5.375% 5/15/27	520,000	544,050
Cliffs Natural Resources 144A 5.75% 3/1/25 #	300,000	288,000
FMG Resources August 2006
144A 4.75% 5/15/22 #	295,000	299,241
144A 5.125% 5/15/24 #	305,000	308,431
144A 6.875% 4/1/22 #	570,000	590,093
Freeport-McMoRan 144A 6.875% 2/15/23 #	975,000	1,026,187
Hudbay Minerals
144A 7.25% 1/15/23 #	60,000	63,000
144A 7.625% 1/15/25 #	510,000	550,484
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	215,000	244,563
Koppers 144A 6.00% 2/15/25 #	625,000	659,375
Kraton Polymers 144A 10.50% 4/15/23 #	530,000	616,125
M/I Homes 6.75% 1/15/21	420,000	443,100
NCI Building Systems 144A 8.25% 1/15/23 #	440,000	479,050
New Gold
144A 6.25% 11/15/22 #	201,000	207,533
144A 7.00% 4/15/20 #	210,000	213,675

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Basic Industry (continued)
NOVA Chemicals
144A 5.00% 5/1/25 #	420,000	$422,100
144A 5.25% 6/1/27 #	230,000	230,575
Novelis 144A 6.25% 8/15/24 #	702,000	741,382
Olin 5.125% 9/15/27	610,000	632,113
PQ 144A 6.75% 11/15/22 #	345,000	376,050
PulteGroup 5.00% 1/15/27	315,000	320,906
Steel Dynamics 5.00% 12/15/26	705,000	719,100
Summit Materials
6.125% 7/15/23	605,000	635,250
8.50% 4/15/22	130,000	146,575
US Concrete 6.375% 6/1/24	515,000	540,750
Vale Overseas 6.25% 8/10/26	1,815,000	1,964,737
Zekelman Industries 144A 9.875% 6/15/23 #	700,000	792,750

		17,170,522

Capital Goods – 0.58%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	875,000	914,375
BWAY Holding
144A 5.50% 4/15/24 #	565,000	579,125
144A 7.25% 4/15/25 #	450,000	459,000
KLX 144A 5.875% 12/1/22 #	440,000	465,300
St. Marys Cement Canada 144A 5.75% 1/28/27 #	955,000	941,869
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	260,000	287,950
TransDigm 6.375% 6/15/26	535,000	549,713

		4,197,332

Consumer Cyclical – 1.04%
AMC Entertainment Holdings 144A 6.125% 5/15/27 #	585,000	606,206
American Tire Distributors 144A 10.25% 3/1/22 #	505,000	530,250
Boyd Gaming 6.375% 4/1/26	1,175,000	1,284,980
JC Penney 8.125% 10/1/19	170,000	188,913
Landry’s 144A 6.75% 10/15/24 #	585,000	605,475
MGM Resorts International 4.625% 9/1/26	610,000	613,813
Mohegan Tribal Gaming Authority 144A 7.875% 10/15/24 #	815,000	844,544
Penn National Gaming 144A 5.625% 1/15/27 #	870,000	881,963
Penske Automotive Group 5.50% 5/15/26	845,000	845,000
Scientific Games International 10.00% 12/1/22	990,000	1,081,575

		7,482,719

Consumer Non-Cyclical – 0.73%
Albertsons
144A 5.75% 3/15/25 #	10,000	9,975
144A 6.625% 6/15/24 #	575,000	596,563

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Cott Holdings 144A 5.50% 4/1/25 #	680,000	$697,850
Dean Foods 144A 6.50% 3/15/23 #	800,000	848,000
ESAL 144A 6.25% 2/5/23 #	1,000,000	918,125
JBS USA 144A 5.75% 6/15/25 #	595,000	577,150
Live Nation Entertainment 144A 4.875% 11/1/24 #	563,000	571,445
Nature’s Bounty 144A 7.625% 5/15/21 #	405,000	424,237
Post Holdings
144A 5.00% 8/15/26 #	310,000	313,100
144A 5.75% 3/1/27 #	308,000	323,785

		5,280,230

Energy – 2.58%
Alta Mesa Holdings 144A 7.875% 12/15/24 #	600,000	631,500
AmeriGas Partners 5.875% 8/20/26	905,000	927,625
Antero Resources 5.625% 6/1/23	359,000	370,667
Cheniere Corpus Christi Holdings
144A 5.125% 6/30/27 #	25,000	25,375
5.875% 3/31/25	345,000	371,737
7.00% 6/30/24	235,000	264,375
Chesapeake Energy
144A 8.00% 12/15/22 #	290,000	314,650
144A 8.00% 1/15/25 #	190,000	189,763
Crestwood Midstream Partners 144A 5.75% 4/1/25 #	415,000	425,375
Ecopetrol 7.375% 9/18/43	500,000	541,200
Energy Transfer Equity 5.50% 6/1/27	370,000	391,275
EnLink Midstream Partners 4.15% 6/1/25	622,000	627,876
Genesis Energy
5.625% 6/15/24	140,000	136,850
5.75% 2/15/21	210,000	214,725
6.00% 5/15/23	105,000	105,000
6.75% 8/1/22	419,000	434,189
Gulfport Energy 6.625% 5/1/23	640,000	648,000
Halcon Resources 144A 6.75% 2/15/25 #	325,000	304,687
Hilcorp Energy I
144A 5.00% 12/1/24 #	271,000	258,127
144A 5.75% 10/1/25 #	197,000	193,553
Holly Energy Partners 144A 6.00% 8/1/24 #	280,000	297,150
Laredo Petroleum 6.25% 3/15/23	645,000	647,419
Murphy Oil 6.875% 8/15/24	700,000	735,000
Murphy Oil USA 5.625% 5/1/27	520,000	545,350
Newfield Exploration 5.375% 1/1/26	535,000	561,750
NuStar Logistics
5.625% 4/28/27	535,000	560,413

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
NuStar Logistics
6.75% 2/1/21	280,000	$306,600
Oasis Petroleum 6.875% 3/15/22	330,000	334,950
Petrobras Global Finance 7.25% 3/17/44	400,000	396,400
Petroleos Mexicanos 6.75% 9/21/47	750,000	773,250
QEP Resources 6.875% 3/1/21	860,000	907,300
Raizen Fuels Finance 144A 5.30% 1/20/27 #	900,000	927,000
Sabine Pass Liquefaction 5.00% 3/15/27	255,000	272,773
Southwestern Energy
4.10% 3/15/22	305,000	283,650
6.70% 1/23/25	605,000	600,463
Targa Resources Partners 144A 5.375% 2/1/27 #	880,000	921,800
Tesoro Logistics 5.25% 1/15/25	650,000	689,813
Transocean 144A 9.00% 7/15/23 #	540,000	567,000
Transocean Proteus 144A 6.25% 12/1/24 #	275,000	284,625
WildHorse Resource Development 144A 6.875% 2/1/25 #	620,000	602,950

		18,592,205

Financials – 0.25%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #●	640,000	679,200
E*TRADE Financial 5.875% 12/29/49 ●	530,000	556,500
Park Aerospace Holdings 144A 5.50% 2/15/24 #	566,000	597,484

		1,833,184

Healthcare – 1.09%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	770,000	739,200
Change Healthcare Holdings 144A 5.75% 3/1/25 #	635,000	654,844
CHS 6.25% 3/31/23	250,000	259,250
DaVita 5.00% 5/1/25	585,000	582,806
HCA
5.375% 2/1/25	965,000	1,016,869
5.875% 2/15/26	335,000	364,731
7.58% 9/15/25	238,000	268,940
HealthSouth
5.75% 11/1/24	630,000	653,625
5.75% 9/15/25	265,000	276,925
Hill-Rom Holdings
144A 5.00% 2/15/25 #	235,000	241,463
144A 5.75% 9/1/23 #	295,000	312,700
inVentiv Group Holdings 144A 7.50% 10/1/24 #	305,000	333,594
Mallinckrodt International Finance
144A 5.50% 4/15/25 #	100,000	92,250
144A 5.625% 10/15/23 #	185,000	178,525
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	730,000	781,976

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Healthcare (continued)
Tenet Healthcare
8.00% 8/1/20	675,000	$688,500
8.125% 4/1/22	365,000	386,444

		7,832,642

Insurance – 0.26%
HUB International 144A 7.875% 10/1/21 #	880,000	921,800
USIS Merger Sub 144A 6.875% 5/1/25 #	915,000	928,725

		1,850,525

Media – 1.70%
Altice Luxembourg 144A 7.75% 5/15/22 #	435,000	462,731
CCO Holdings
144A 5.50% 5/1/26 #	45,000	47,678
144A 5.75% 2/15/26 #	540,000	579,825
144A 5.875% 5/1/27 #	715,000	763,263
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	465,000	519,637
CSC Holdings 144A 10.875% 10/15/25 #	1,010,000	1,232,200
DISH DBS 7.75% 7/1/26	534,000	628,785
Gray Television 144A 5.875% 7/15/26 #	825,000	839,437
Lamar Media 5.75% 2/1/26	492,000	534,435
Nexstar Broadcasting 144A 5.625% 8/1/24 #	810,000	818,100
Nielsen Co. Luxembourg 144A 5.00% 2/1/25 #	200,000	204,500
SFR Group 144A 7.375% 5/1/26 #	910,000	989,052
Sinclair Television Group 144A 5.125% 2/15/27 #	605,000	591,387
Sirius XM Radio 144A 5.375% 4/15/25 #	500,000	515,000
Tribune Media 5.875% 7/15/22	470,000	497,613
UPCB Finance IV 144A 5.375% 1/15/25 #	500,000	521,450
Virgin Media Secured Finance 144A 5.50% 8/15/26 #	1,000,000	1,032,500
VTR Finance 144A 6.875% 1/15/24 #	897,000	956,426
WideOpenWest Finance 10.25% 7/15/19	517,000	537,008

		12,271,027

Real Estate Investment Trusts – 0.55%
ESH Hospitality 144A 5.25% 5/1/25 #	800,000	819,472
GEO Group
5.125% 4/1/23	265,000	267,650
5.875% 1/15/22	1,500,000	1,567,500
6.00% 4/15/26	365,000	379,600
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	885,000	927,037

		3,961,259

Services – 0.80%
Advanced Disposal Services 144A 5.625% 11/15/24 #	590,000	606,963
Avis Budget Car Rental 144A 6.375% 4/1/24 #	495,000	490,050
CDK Global 5.00% 10/15/24	565,000	587,227

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Services (continued)
Covanta Holding 5.875% 7/1/25	595,000	$581,613
Herc Rentals 144A 7.75% 6/1/24 #	594,000	637,065
KAR Auction Services 144A 5.125% 6/1/25 #	260,000	265,850
Prime Security Services Borrower 144A 9.25% 5/15/23 #	1,385,000	1,517,738
Team Health Holdings 144A 6.375% 2/1/25 #	460,000	447,925
United Rentals North America 5.50% 5/15/27	600,000	618,000

		5,752,431

Technology & Electronics – 0.40%
CDW Finance 5.00% 9/1/25	305,000	315,675
CommScope Technologies 144A 5.00% 3/15/27 #	610,000	611,525
Entegris 144A 6.00% 4/1/22 #	420,000	439,425
Infor US 6.50% 5/15/22	485,000	507,431
Sensata Technologies UK Financing 144A 6.25% 2/15/26 #	285,000	312,075
Solera 144A 10.50% 3/1/24 #	340,000	391,000
Symantec 144A 5.00% 4/15/25 #	305,000	317,200

		2,894,331

Telecommunications – 1.52%
CenturyLink
6.75% 12/1/23	525,000	563,063
7.50% 4/1/24	355,000	389,613
Cincinnati Bell 144A 7.00% 7/15/24 #	865,000	908,250
Columbus Cable Barbados 144A 7.375% 3/30/21 #	280,000	299,040
CyrusOne 144A 5.375% 3/15/27 #	540,000	557,550
Digicel Group 144A 7.125% 4/1/22 #	1,250,000	1,100,000
Level 3 Financing 5.375% 5/1/25	570,000	600,637
Millicom International Cellular 144A 6.00% 3/15/25 #	1,000,000	1,057,050
Radiate Holdco 144A 6.625% 2/15/25 #	610,000	625,250
Sprint
7.125% 6/15/24	805,000	907,537
7.875% 9/15/23	10,000	11,587
Sprint Communications 7.00% 8/15/20	380,000	420,375
Telecom Italia 144A 5.303% 5/30/24 #	200,000	214,124
T-Mobile USA
6.375% 3/1/25	180,000	195,525
6.50% 1/15/26	195,000	215,719
Uniti Group 144A 7.125% 12/15/24 #	890,000	894,450
Wind Acquisition Finance 144A 7.375% 4/23/21 #	840,000	875,805
Zayo Group
144A 5.75% 1/15/27 #	230,000	243,200
6.375% 5/15/25	830,000	895,363

		10,974,138

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Transportation – 0.10%
XPO Logistics 144A 6.125% 9/1/23 #	670,000	$709,363

		709,363

Utilities – 0.47%
AES
5.50% 4/15/25	410,000	428,450
6.00% 5/15/26	95,000	102,125
Ameren 3.65% 2/15/26	145,000	148,996
Calpine
5.50% 2/1/24	325,000	314,844
5.75% 1/15/25	620,000	591,325
Dynegy
6.75% 11/1/19	265,000	273,944
7.375% 11/1/22	315,000	311,063
144A 8.00% 1/15/25 #	200,000	195,020
Emera 6.75% 6/15/76 ●	500,000	557,500
Enel 144A 8.75% 9/24/73 #●	200,000	237,000
Pampa Energia 144A 7.50% 1/24/27 #	250,000	264,625

		3,424,892

Total Corporate Bonds (cost $105,552,994)		109,748,198

Leveraged Non-Recourse Security – 0.00%

JPMorgan Fixed Income Pass Auction Through Trust Series 2007-B 144A 0.00% 1/15/87 #◆	1,300,000	0

Total Leveraged Non-Recourse Security (cost $1,105,000)		0

Municipal Bonds – 3.28%

Arizona Industrial Development Authority (American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	1,000,000	1,037,310
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed) Series A-2 5.875% 6/1/47	1,000,000	988,880
California State (Various Purposes) 5.00% 11/1/43	1,000,000	1,150,540
California Statewide Communities Development Authority (California Baptist University) Series A 6.375% 11/1/43	1,000,000	1,139,920
Chicago City, Illinois (General Obligation Bonds Project) Refunding Series 2005D 5.50% 1/1/40	1,000,000	1,009,820
City of Apple Valley, Minnesota (Minnesota Senior Living Project) Series 2016 D 7.25% 1/1/52	1,000,000	1,010,560

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) Series A 5.25% 1/1/45	1,250,000	$1,322,963
Conley Road Transportation Development District, Missouri 5.375% 5/1/47	500,000	506,860
Cuyahoga County, Ohio (Metrohealth System) Series 2017 5.50% 2/15/57	1,000,000	1,104,330
Dallas/Fort Worth International Airport, Texas Series H 5.00% 11/1/42 (AMT)	1,000,000	1,095,570
Dominion Water & Sanitation District, Colorado 6.00% 12/1/46	1,000,000	1,040,880
Golden State, California Tobacco Securitization Settlement Revenue (Asset-Backed Senior Notes) Series A-1 5.125% 6/1/47	1,000,000	999,950
Lower Alabama Gas District Series 2016 A 5.00% 9/1/46	1,000,000	1,249,770
Mississippi Business Finance Commission (Chevron USA) Series G 0.68% 11/1/35 ¤●	700,000	700,000
M-S-R Energy Authority, California Series 2009 C 6.50% 11/1/39	1,000,000	1,435,660
New Jersey Transportation Trust Fund Authority (Transportation Program Bonds) Series AA 5.00% 6/15/44	1,000,000	1,018,980
New York Liberty Development Revenue (World Trade Center Project) Class 1-3 144A 5.00% 11/15/44 #	1,000,000	1,075,240
New York State Thruway Authority Series J 5.00% 1/1/41	1,000,000	1,126,280
Palm Beach County, Florida Health Facilities Authority (Sinai Residences Boca Raton Project) Series A 7.25% 6/1/34	65,000	77,020
Series A 7.50% 6/1/49	325,000	388,297
Public Finance Authority, Wisconsin (Marys Woods at Marylhurst Project) Series 2017 A 144A 5.25% 5/15/47 #	1,000,000	1,067,910
Salt Verde, Arizona Financial Senior Gas Revenue 5.00% 12/1/37	1,000,000	1,219,790
Tobacco Settlement Financing, New Jersey Series 1A 5.00% 6/1/41	1,000,000	999,580
Utility Debt Securitization Authority, New York (Restructuring) Series TE 5.00% 12/15/41	750,000	869,813

Total Municipal Bonds (cost $22,196,248)		23,635,923

	Principal amount°	Value (US $)

Regional Bond – 0.15%Δ

Argentina – 0.15%
Provincia de Cordoba 144A 7.45% 9/1/24 #	1,000,000	$1,052,210

Total Regional Bond (cost $1,008,762)		1,052,210

Loan Agreements – 0.40%«

Accudyne Industries Borrower 1st Lien 4.147% 12/13/19	279,125	278,392
Applied Systems 2nd Lien 7.647% 1/23/22	894,268	903,583
BJ’s Wholesale Club 2nd Lien 8.50% 1/27/25	376,000	381,405
Kronos 2nd Lien 9.42% 11/1/24	570,000	592,800
Russell Investments US Institutional Holdco Tranche B 1st Lien 6.795% 6/1/23	561,142	566,753
VC GB Holdings 2nd Lien 9.044% 2/28/25	180,000	178,200

Total Loan Agreements (cost $2,771,176)		2,901,133

Sovereign Bonds – 0.55%Δ

Indonesia – 0.55%
Indonesia Government International Bond
144A 5.125% 1/15/45 #	1,500,000	1,629,099
144A 6.75% 1/15/44 #	1,800,000	2,350,402

Total Sovereign Bonds (cost $3,659,250)		3,979,501

US Treasury Obligations – 1.86%

US Treasury Notes
1.875% 4/30/22	4,080,000	4,101,836
2.25% 2/15/27	9,275,000	9,303,075

Total US Treasury Obligations (cost $13,339,225)		13,404,911

	Number of shares

Preferred Stock – 0.97%

Bank of America 6.50% ●	595,000	658,963
Colony NorthStar 8.50%	32,800	854,768
Freddie Mac 6.02%	40,000	198,000
GMAC Capital Trust I 6.967% ●	17,000	433,840
LaSalle Hotel Properties 6.375%	46,295	1,167,560
Sabra Health Care REIT 7.125%	41,681	1,077,037
Taubman Centers 6.50%	68,477	1,739,316
Vornado Realty Trust 6.625%	33,314	851,506

Total Preferred Stock (cost $7,621,989)		6,980,990

Schedule of investments

Delaware Wealth Builder Fund

	Number of shares		Value (US $)

Warrant – 0.00%

Wheeler Real Estate Investment Trust strike price $5.50, expiration date 4/29/19 †	43,188		$2,876

Total Warrant (cost $358)			2,876

	Principal amount	°

Short-Term Investments – 7.63%

Repurchase Agreements – 7.63%
Bank of America Merrill Lynch 0.75%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $11,632,081 (collateralized by US government obligations 0.00%–1.00% 8/3/17–9/15/17; market value $11,864,476)	11,631,838		11,631,838
Bank of Montreal 0.70%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $19,386,774 (collateralized by US government obligations 0.75%–3.625% 6/30/17–2/15/45; market value $19,774,128)	19,386,397		19,386,397
BNP Paribas 0.78%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $23,984,284 (collateralized by US government obligations 0.00%–2.125% 7/27/17–11/15/45; market value $24,463,440)	23,983,765		23,983,765

Total Short-Term Investments (cost $55,002,000)			55,002,000

Total Value of Securities Before Securities Sold Short – 99.44% (cost $684,145,291)			716,934,111

	Number of shares

Security Sold Short – (0.69%)

iShares Russell 2000 Value ETF	(43,400)		(4,989,698)

Total Security Sold Short
(proceeds $5,095,364)			(4,989,698)

Total Value of Securities – 98.75%
(cost $679,049,927)			$711,944,413

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2017, the aggregate value of Rule 144A securities was $90,306,309, which represents 12.53% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

¤	Tax-exempt obligation that contains a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to the specified date either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is as of May 31, 2017.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2017, the aggregate value of fair valued securities was $2,514,269, which represents 0.35% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at May 31, 2017.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

p	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2017, the aggregate value of restricted securities was $2,514,269, which represented 0.35% of the Fund’s net assets. See Note 9 in “Notes to financial statements” and table below for additional details on restricted securities.

†	Non-income producing security.

●	Variable rate security. Each rate shown is as of May 31, 2017. Interest rates reset periodically.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2017.

Restricted Securities

Investment	Date of Acquisition	Number of Shares	Cost	Value	Price per Share
Merion Countryside	5/11/16	2,080,418	$1,879,158	$2,325,699	$1.118
Merion Countryside	4/7/17	168,682	167,338	188,570	1.118

Total		2,249,100	$2,046,496	$2,514,269

Schedule of investments

Delaware Wealth Builder Fund

The following foreign currency exchange contracts, futures contracts and swap contract were outstanding at May 31, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	EUR	(14,768)	USD	16,593	6/1/17	$3
BNYM	SEK	(67,444)	USD	7,748	6/1/17	(12)

						$(9)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(100)	E-mini S&P 500 Index	$(11,842,967)	$(12,055,500)	6/17/17	$(212,533)
(20)	Euro-Bond	(3,613,079)	(3,646,843)	6/9/17	(33,764)

		$(15,456,046)			$(246,297)

Swap Contract

CDS Contract2

Upfront
	Swap		Annual		Payment	Unrealized
	Referenced	Notional	Protection	Termination	Paid	Appreciation
Counterparty	Obligation	Amount[3]	Payments	Date	(Received)	(Depreciation)[4]
Protection Purchased:
ICE	JPMC - CDX.NA.HY.28[5]	22,000,000	5.00%	6/20/22	$(1,478,298)	$(158,312)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional values and foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A Credit Default Swap (CDS) contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional amount shown is stated in US dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(133,898).

5Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:

ADR – American Depositary Receipt

AMT – Subject to Alternative Minimum Tax

BNYM – BNY Mellon

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North America High Yield

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

ICE – Intercontinental Exchange, Inc.

JPMC – JPMorgan Chase Bank

MSCI – Morgan Stanley Capital Index

REIT – Real Estate Investment Trust

SEK – Swedish Krona

SPDR – S&P Depository Receipts

S&P – Standard & Poor’s

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Wealth Builder Fund	May 31, 2017 (Unaudited)

Assets:
Investments, at value[1]	$661,932,111
Short-term investments, at value[2]	55,002,000
Foreign currencies, at value[3]	113,848
Cash	4,437,917
Cash collateral due from broker	3,102,254
Receivable for securities sold	5,297,249
Dividends and interest receivable	5,185,307
Receivable for fund shares sold	513,467
Foreign tax reclaims receivable	201,546
Unrealized appreciation on foreign currency exchange contracts	3
Other assets[4]	270,461
Total assets	736,056,163
Liabilities:
Securities sold short, at value[5]	4,989,698
Payable for securities purchased	4,916,557
Upfront payments received on centrally cleared credit default swap contracts	1,478,298
Payable for fund shares redeemed	1,388,417
Bonds proceeds payable[4]	901,538
Investment management fees payable to affiliates	389,707
Other accrued expenses	332,894
Distribution fees payable to affiliates	284,134
Swap payments payable	223,056
Unrealized depreciation on centrally cleared credit default swap contracts	157,742
Audit and tax fees payable	22,479
Dividend disbursing and transfer agent fees and expenses payable to affiliates	12,218
Trustees’ fees and expenses payable	4,156
Accounting and administration expenses payable to affiliates	2,845
Legal fees payable to affiliates	2,251
Variation margin due to broker on futures contracts	1,911
Income distribution payable	1,840
Variation margin due to broker on centrally cleared credit default swap contracts	570
Reports and statements to shareholders expenses payable to affiliates	482
Unrealized depreciation on foreign currency exchange contracts	12
Total liabilities	15,110,805
Total Net Assets	$720,945,358

Net Assets Consist of:
Paid-in capital	$700,884,000
Distributions in excess of net investment income	(299,480)
Accumulated net realized loss on investments	(11,999,459)
Net unrealized appreciation of investments	32,894,486
Net unrealized appreciation of foreign currencies	4,327
Net unrealized depreciation of foreign currency exchange contracts	(9)
Net unrealized depreciation of futures contracts	(246,297)
Net unrealized depreciation of swap contracts	(292,210)

Total Net Assets	$720,945,358

Net Asset Value
Class A:
Net assets	$267,370,655
Shares of beneficial interest outstanding, unlimited authorization, no par	18,847,308
Net asset value per share	$14.19
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$15.06

Class C:
Net assets	$250,912,415
Shares of beneficial interest outstanding, unlimited authorization, no par	17,660,561
Net asset value per share	$14.21

Class R:
Net assets	$2,613,595
Shares of beneficial interest outstanding, unlimited authorization, no par	184,264
Net asset value per share	$14.18

Institutional Class:
Net assets	$200,048,693
Shares of beneficial interest outstanding, unlimited authorization, no par	14,101,378
Net asset value per share	$14.19

[1] Investments, at cost	$629,143,291
[2] Short-term investments, at cost	55,002,000
[3] Foreign currencies, at cost	113,344
[4] See Note 11 in “Notes to financial statements.”
[5] Securities sold short, proceeds	(5,095,364)

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Wealth Builder Fund	Six months ended May 31, 2017 (Unaudited)

Investment Income:
Dividends	$8,089,440
Interest	5,828,981
Foreign tax withheld	(241,413)

13,677,008

Expenses:
Management fees	2,288,090
Distribution expenses – Class A	325,495
Distribution expenses – Class C	1,397,165
Distribution expenses – Class R	7,454
Dividend disbursing and transfer agent fees and expenses	386,606
Accounting and administration expenses	111,114
Reports and statements to shareholders expenses	50,233
Registration fees	40,527
Legal fees	34,940
Custodian fees	25,051
Audit and tax fees	23,057
Trustees’ fees and expenses	18,020
Other	27,016

Expenses before dividends on short sales and interest expense	4,734,768
Dividends on short sales	18,973
Interest expense	1,748
Less expense paid indirectly	(410)

Total operating expenses	4,755,079

Net Investment Income	8,921,929

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$19,021,160
Securities sold short	(9,480)
Foreign currencies	10,306
Foreign currency exchange contracts	(25,386)
Futures contracts	(1,405,148)
Options written	182,198
Swap contracts	(2,103,071)

Net realized gain	15,670,579

Net change in unrealized appreciation (depreciation) of:
Investments	12,558,447
Securities sold short	105,666
Foreign currencies	16,120
Foreign currency exchange contracts	(9)
Futures contracts	166,236
Swap contracts	308,931

Net change in unrealized appreciation (depreciation)	13,155,391

Net Realized and Unrealized Gain	28,825,970

Net Increase in Net Assets Resulting from Operations	$ 37,747,899

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Wealth Builder Fund

	Six months ended 5/31/17 (Unaudited)	Year ended 11/30/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,921,929	$12,559,405
Net realized gain	15,670,579	43,044,377
Net change in unrealized appreciation (depreciation)	13,155,391	(17,887,444)

Net increase in net assets resulting from operations	37,747,899	37,716,338

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,642,770)	(6,544,736)
Class C	(2,883,411)	(4,596,337)
Class R	(37,783)	(64,863)
Institutional Class	(2,824,612)	(3,529,165)

	(9,388,576)	(14,735,101)

Capital Share Transactions:
Proceeds from shares sold:
Class A	36,602,285	30,811,710
Class C	13,405,388	25,224,706
Class R	556,844	1,314,817
Institutional Class	68,045,675	52,653,116

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,391,717	6,008,137
Class C	2,612,251	4,161,832
Class R	37,511	64,187
Institutional Class	2,476,216	3,143,589

	127,127,887	123,382,094

	Six months ended 5/31/17 (Unaudited)	Year ended 11/30/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(53,551,329)	$(67,789,081)
Class C	(59,515,127)	(54,862,783)
Class R	(1,332,001)	(1,945,677)
Institutional Class	(26,769,027)	(56,664,420)

	(141,167,484)	(181,261,961)

Decrease in net assets derived from capital share transactions	(14,039,597)	(57,879,867)

Net Increase (Decrease) in Net Assets	14,319,726	(34,898,630)

Net Assets:
Beginning of period	706,625,632	741,524,262

End of period	$720,945,358	$706,625,632

Undistributed (distributions in excess of) net investment income	$(299,480)	$167,167

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Wealth Builder Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets[5]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

[4]	The ratios of expenses to average net assets excluding interest expense for the six months ended May 31, 2017 and year ended Nov. 30, 2016 were 1.09% and 1.12%, respectively.

[5]	The ratios of net investment income to average net assets excluding interest expense for the six months ended May 31, 2017 and year ended Nov. 30, 2016 were 2.70% and 2.05%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/17[1] (Unaudited)	Year ended

	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$ 13.64	$13.16	$13.73	$12.81	$10.94	$9.89

0.19	0.27	0.32	0.31	0.32	0.35
0.56	0.52	(0.58)	0.92	1.85	1.04

0.75	0.79	(0.26)	1.23	2.17	1.39

(0.20)	(0.31)	(0.31)	(0.31)	(0.30)	(0.34)

(0.20)	(0.31)	(0.31)	(0.31)	(0.30)	(0.34)

$ 14.19	$13.64	$13.16	$13.73	$12.81	$10.94

5.51%	6.11%	(1.91% )	9.74%	20.07%	14.25%

$267,371	$270,324	$291,876	$315,098	$297,117	$203,819
1.09%	1.13%	1.10%	1.10%	1.12%	1.16%
1.09%	1.13%	1.10%	1.10%	1.16%	1.21%
2.70%	2.04%	2.38%	2.35%	2.62%	3.28%
2.70%	2.04%	2.38%	2.35%	2.58%	3.23%
45%	102%	67%	56%	51%	47%

Financial highlights

Delaware Wealth Builder Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	The ratios of expenses to average net assets excluding interest expense for the six months ended May 31, 2017 and year ended Nov. 30, 2016 were 1.84% and 1.87%, respectively.
[5]	The ratios of net investment income to average net assets excluding interest expense for the six months ended May 31, 2017 and year ended Nov. 30, 2016 were 1.95% and 1.30%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/17[1] (Unaudited)	Year ended

	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$ 13.66	$13.18	$13.75	$12.83	$10.96	$9.90

0.14	0.17	0.22	0.21	0.23	0.27
0.56	0.52	(0.58)	0.92	1.85	1.05

0.70	0.69	(0.36)	1.13	2.08	1.32

(0.15)	(0.21)	(0.21)	(0.21)	(0.21)	(0.26)

(0.15)	(0.21)	(0.21)	(0.21)	(0.21)	(0.26)

$ 14.21	$13.66	$13.18	$13.75	$12.83	$10.96

5.11%	5.30%	(2.63% )	8.90%	19.13%	13.50%

$250,912	$283,243	$298,833	$308,975	$254,961	$156,758
1.84%	1.88%	1.85%	1.85%	1.87%	1.91%
1.95%	1.29%	1.63%	1.60%	1.87%	2.53%
45%	102%	67%	56%	51%	47%

Financial highlights

Delaware Wealth Builder Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets[5]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.
[4]	The ratios of expenses to average net assets excluding interest expense for the six months ended May 31, 2017 and year ended Nov. 30, 2016 were 1.34% and 1.37%, respectively.
[5]	The ratios of net investment income to average net assets excluding interest expense for the six months ended May 31, 2017 and year ended Nov. 30, 2016 were 2.45% and 1.80%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/17[1] (Unaudited)	Year ended

	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$ 13.63	$13.16	$13.73	$12.81	$10.94	$9.89

0.17	0.24	0.29	0.28	0.28	0.32
0.56	0.51	(0.58)	0.92	1.86	1.05

0.73	0.75	(0.29)	1.20	2.14	1.37

(0.18)	(0.28)	(0.28)	(0.28)	(0.27)	(0.32)

(0.18)	(0.28)	(0.28)	(0.28)	(0.27)	(0.32)

$ 14.18	$13.63	$13.16	$13.73	$12.81	$10.94

5.38%	5.76%	(2.15% )	9.46%	19.77%	13.97%

$ 2,613	$3,229	$3,682	$3,983	$3,030	$3,151
1.34%	1.38%	1.35%	1.35%	1.37%	1.41%
1.34%	1.38%	1.35%	1.35%	1.46%	1.51%
2.45%	1.79%	2.13%	2.10%	2.37%	3.03%
2.45%	1.79%	2.13%	2.10%	2.28%	2.93%
45%	102%	67%	56%	51%	47%

Financial highlights

Delaware Wealth Builder Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	The ratios of expenses to average net assets excluding interest expense for the six months ended May 31, 2017 and year ended Nov. 30, 2016 were 0.84% and 0.87%, respectively.
[5]	The ratios of net investment income to average net assets excluding interest expense for the six months ended May 31, 2017 and year ended Nov. 30, 2016 were 2.95% and 2.30%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/17[1] (Unaudited)	Year ended

	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$ 13.64	$13.16	$13.73	$12.81	$10.94	$9.89

0.21	0.30	0.36	0.35	0.35	0.38
0.56	0.52	(0.58)	0.92	1.85	1.04

0.77	0.82	(0.22)	1.27	2.20	1.42

(0.22)	(0.34)	(0.35)	(0.35)	(0.33)	(0.37)

(0.22)	(0.34)	(0.35)	(0.35)	(0.33)	(0.37)

$ 14.19	$13.64	$13.16	$13.73	$12.81	$10.94

5.64%	6.37%	(1.66% )	10.01%	20.37%	14.66%

$200,049	$149,830	$147,133	$149,914	$61,809	$30,449
0.84%	0.88%	0.85%	0.85%	0.87%	0.91%
2.95%	2.29%	2.63%	2.60%	2.87%	3.53%
45%	102%	67%	56%	51%	47%

Notes to financial statements
Delaware Wealth Builder Fund	May 31, 2017 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund (formerly, Delaware Dividend Income Fund), Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Wealth Builder Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide high current income and an investment that has the potential for capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the Fund’s federal income tax returns through the six months ended May 31, 2017 and for all open tax years (years ended Nov. 30, 2013–Nov. 30, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During six months ended May 31, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2017, and matured on the next business day.

Short Sales – The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration or for such other purposes consistent with the Fund’s investment objectives and strategies. Typically, short sales are transactions in which the Fund sells a

Notes to financial statements

Delaware Wealth Builder Fund

1. Significant Accounting Policies (continued)

security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gain (loss) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Distributions received from investments in master limited partnerships are recorded as return of capital on investments. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2017.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2017.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended May 31, 2017, the Fund earned $410 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all Funds in the Delaware Funds on a relative net asset value (NAV) basis. For the six months ended May 31, 2017, the

Notes to financial statements

Delaware Wealth Builder Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund was charged $16,773 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. For the six months ended May 31, 2017, the Fund was charged $71,984 for these services. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fees of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2017, the Fund was charged $12,333 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2017, DDLP earned $32,071 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2017, DDLP received gross CDSC commissions of $3 and $8,508 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended May 31, 2017 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2017, the Fund engaged in securities purchases of $39,733,136, and sales of $18,267,965, which resulted in net realized gains of $145,245.

3. Investments

For the six months ended May 31, 2017, the Fund made purchases and sales of investment securities other than US government securities and short-term investments as follows:

Purchases other than US government securities	$257,038,021
Purchases of US government securities	40,693,813
Sales other than US government securities	275,052,291
Sales of US government securities	46,329,628

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments for were as follows:

Cost of investments	$679,049,927

Aggregate unrealized appreciation of investments	$47,967,505
Aggregate unrealized depreciation of investments	(15,073,019)

Net unrealized appreciation of investments	$32,894,486

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Nov. 30, 2016 will expire as follows: $23,092,014 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Nov. 30, 2016, there were no capital loss carryforwards incurred that will be carried forward under the Act.

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Notes to financial statements

Delaware Wealth Builder Fund

3. Investments (continued)

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$393,531,298	$—	$—	$393,531,298
Exchange-Traded Funds	14,891,856	—	—	14,891,856
Limited Partnership	—	—	2,514,269	2,514,269
Master Limited Partnerships	6,216,457	—	—	6,216,457
Convertible Preferred Stock[1]	4,174,789	9,174,758	—	13,349,547
Commercial Mortgage-Backed Security	—	527,557	—	527,557
Corporate Debt	—	178,943,583	—	178,943,583
Leveraged Non-Recourse Security	—	—	—	—
Municipal Bonds	—	23,635,923	—	23,635,923
Loan Agreements	—	2,901,133	—	2,901,133
Foreign Debt	—	5,031,711	—	5,031,711
US Treasury Obligations	—	13,404,911	—	13,404,911
Preferred Stock[1]	6,124,027	856,963	—	6,980,990
Warrant	2,876	—	—	2,876
Short-Term Investments	—	55,002,000	—	55,002,000
Liabilities:
Security Sold Short	(4,989,698)	—	—	(4,989,698)

Total Value of Securities	$419,951,605	$289,478,539	$2,514,269	$711,944,413

Derivatives:
Foreign Currency Exchange Contracts	$—	$(9)	$—	$(9)
Futures Contracts	$(246,297)	$—	$—	$(246,297)
Swap Contract	$—	$(158,312)	$—	$(158,312)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	31.27%	68.73%	—	100.00%
Preferred Stock	87.72%	12.28%	—	100.00%

The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.

During the six months ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described

Notes to financial statements

Delaware Wealth Builder Fund

3. Investments (continued)

in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/17	Year ended 11/30/16
Shares sold:
Class A	2,595,069	2,317,705
Class C	953,948	1,893,941
Class R	39,607	99,479
Institutional Class	4,845,316	3,931,480

Shares issued upon reinvestment of dividends and distributions:
Class A	241,545	453,857
Class C	185,582	314,238
Class R	2,671	4,841
Institutional Class	176,250	237,208

	9,039,988	9,252,749

Shares redeemed:
Class A	(3,813,828)	(5,119,331)
Class C	(4,221,038)	(4,134,665)
Class R	(94,880)	(147,220)
Institutional Class	(1,908,308)	(4,357,519)

	(10,038,054)	(13,758,735)

Net decrease	(998,066)	(4,505,986)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended May 31, 2017 and the year ended Nov. 30, 2016, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.”

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Six months ended 5/31/17	1,600,068	7,598	—	1,606,577	$22,555,541
Year ended 11/30/16	75,523	6,282	408	81,403	1,113,615

Notes to financial statements

Delaware Wealth Builder Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under available the agreement expires on Nov. 6, 2017.

The Fund had no amounts outstanding as of May 31, 2017 or at any time during the six months then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2017, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At May 31, 2017, the Fund posted $518,000 in cash as margin for open futures contracts, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the six months ended May 31, 2017, the Fund used futures contracts to facilitate investments in portfolio securities.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no open written option contracts at May 31, 2017.

Notes to financial statements

Delaware Wealth Builder Fund

6. Derivatives (continued)

Transactions in options written during the six months ended May 31, 2017 for the Fund were as follows:

	Number of Contracts	Premiums
Options outstanding at Nov. 30, 2016	—	$—
Options written	7,000	182,198
Options expired	(7,000)	(182,198)

Options outstanding at May 31, 2017	—	$—

During the six months ended May 31, 2017, the Fund used options contracts to manage the Fund’s exposure to changes in security prices caused by interest rates or market conditions.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended May 31, 2017, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for central cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended May 31, 2017, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended May 31, 2017, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At May 31, 2017, the Fund posted $2,584,254 in cash collateral for open centrally cleared CDS contracts, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of May 31, 2017 were as follows:

Statements of Assets and Liabilities Location	Asset Derivatives Fair Value Currency Contracts
Unrealized appreciation on foreign currency exchange contracts	$3

Notes to financial statements

Delaware Wealth Builder Fund

6. Derivatives (continued)

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Credit Contracts	Equity Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$12	$—	$—	$12
Variation margin due to broker on futures contracts*	—	—	246,297	246,297
Variation margin due to broker on centrally cleared credit default swap contracts	—	570	—	570
Unrealized depreciation on centrally cleared credit default swap contracts	—	157,742	—	157,742

Total	12	$158,312	$246,297	$404,621

*Includes cumulative appreciation/depreciation of futures contracts from the date the contracts were opened through May 31, 2017. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended May 31, 2017 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Swap Contracts	Total
Currency contracts	$(25,386)	$—	$—	$—	$ (25,386)
Equity contracts	—	(1,405,148)	182,198	—	(1,222,950)
Credit contracts	—	—	—	(2,103,071)	(2,103,071)

Total	$(25,386)	$(1,405,148)	$182,198	$(2,103,071)	$(3,351,407)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(9)	$—	$—	$(9)
Equity contracts	—	166,236	—	166,236
Credit contracts	—	—	308,931	308,931

Total	$(9)	$166,236	$308,931	$475,158

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2017.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average cost)	$521,861	$59,705
Futures contracts (average notional value)	—	14,508,458
Options contracts (average notional value)	—	4,326
CDS contracts (average notional value)*	31,966,935	—

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

Notes to financial statements

Delaware Wealth Builder Fund

7. Offsetting (continued)

At May 31, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$3	$(12)	$(9)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNY Mellon	$(9)	$—	$—	$—	$—	$(9)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$11,631,838	$(11,631,838)	$—	$(11,631,838)	$—
Bank of Montreal	19,386,397	(19,386,397)	—	(19,386,397)	—
BNP Paribas	23,983,765	(23,983,765)	—	(23,983,765)	—

Total	$55,002,000	$(55,002,000)	$—	$(55,002,000)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of May 31, 2017.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2017, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Notes to financial statements

Delaware Wealth Builder Fund

9. Credit and Market Risk (continued)

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Fund will limit its investments in Real Estate Limited Partnerships to 5% of its total assets at the time of purchase.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities held by the Fund have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. We believe the matter subject to the litigation

Notes to financial statements

Delaware Wealth Builder Fund

11. General Motors Term Loan Litigation (continued)

notice will likely lead to a recovery from the Fund of certain amounts received by the Fund because a US Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available information related to the litigation and the Fund’s potential exposure, the Fund recorded a liability of $901,538 and an asset of $270,461 based on the expected recoveries to unsecured creditors as of May 31, 2017 that resulted in a net decrease in the Fund’s NAV to reflect this likely recovery.

12. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

13. Subsequent Events

Management has determined that no other material events or transactions occurred subsequent to May 31, 2017 that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees
Shawn K. Lytle President and Chief Executive Officer Delaware FundsSM by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Wealth Builder Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

US equity mutual fund

Delaware Small Cap Core Fund

May 31, 2017

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds by Macquarie is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds by Macquarie or obtain a prospectus for Delaware Small Cap Core Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Investment Management (MIM) is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Funds are distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Disclosure of Fund expenses

For the six-month period from December 1, 2016 to May 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2016 to May 31, 2017.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2016 to May 31, 2017 (Unaudited)

Delaware Small Cap Core Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Annualized Expense Ratio	Expenses Paid During Period 12/1/16 to 5/31/17*

Actual Fund return†
Class A	$1,000.00	$1,040.70	1.19%	$6.05
Class C	1,000.00	1,036.50	1.94%	9.85
Class R	1,000.00	1,039.40	1.44%	7.32
Institutional Class	1,000.00	1,041.90	0.94%	4.79
Class R6	1,000.00	1,042.40	0.80%	4.07
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.00	1.19%	$5.99
Class C	1,000.00	1,015.26	1.94%	9.75
Class R	1,000.00	1,017.75	1.44%	7.24
Institutional Class	1,000.00	1,020.24	0.94%	4.73
Class R6	1,000.00	1,020.94	0.80%	4.03

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and

top 10 equity holdings

Delaware Small Cap Core Fund	As of May 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets

Common Stock	98.03%
Basic Materials	7.48%
Business Services	6.27%
Capital Goods	10.73%
Communications Services	1.35%
Consumer Discretionary	2.69%
Consumer Services	2.79%
Consumer Staples	1.54%
Credit Cyclicals	0.99%
Energy	3.16%
Financials	19.61%
Healthcare	13.57%
Media	0.09%
Real Estate	7.13%
Technology	16.21%
Transportation	1.64%
Utilities	2.78%

Short-Term Investments	3.26%

Total Value of Securities	101.29%

Liabilities Net of Receivables and Other Assets	(1.29%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

j2 Global	1.39%
Proofpoint	1.36%
Barnes Group	1.28%
Semtech	1.25%
Catalent	1.24%
Minerals Technologies	1.23%
Microsemi	1.20%
Sterling Bancorp	1.16%
XPO Logistics	1.16%
Merit Medical Systems	1.14%

3

Schedule of investments

Delaware Small Cap Core Fund	May 31, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 98.03%

Basic Materials – 7.48%
Balchem	162,900	$12,823,488
Boise Cascade †	528,165	14,234,047
Continental Building Products †	1,023,200	24,966,080
Kaiser Aluminum	223,700	18,423,932
Minerals Technologies	380,300	27,362,585
Neenah Paper	304,200	23,727,600
Quaker Chemical	178,126	24,828,983
Worthington Industries	488,500	20,502,345

		166,869,060

Business Services – 6.27%
ABM Industries	537,700	23,142,608
Casella Waste Systems †	625,130	8,764,323
Convergys	855,800	20,804,498
Kforce	698,075	12,565,350
On Assignment †	397,500	20,829,000
TriNet Group †	476,300	14,731,959
US Ecology	339,427	16,979,836
WageWorks †	311,051	22,006,858

		139,824,432

Capital Goods – 10.73%
AAON	668,430	24,180,455
Applied Industrial Technologies	356,140	21,991,645
Barnes Group	505,200	28,589,268
Belden	58,561	4,157,831
Columbus McKinnon	538,282	15,039,599
ESCO Technologies	437,797	25,217,107
Esterline Technologies †	98,700	9,618,315
Federal Signal	716,600	11,236,288
Granite Construction	462,941	21,693,415
Kadant	241,138	18,531,455
KLX †	419,900	20,318,961
MYR Group †	472,500	13,872,600
Tetra Tech	541,500	24,881,925

		239,328,864

Communications Services – 1.35%
ATN International	231,484	15,148,313
InterXion Holding †	336,691	14,965,915

		30,114,228

Consumer Discretionary – 2.69%
Five Below †	369,900	18,975,870

4

	Number of shares	Value (US $)

Common Stock (continued)

Consumer Discretionary (continued)
Malibu Boats Class A †	750,100	$18,189,925
Steven Madden †	582,050	22,845,463

		60,011,258

Consumer Services – 2.79%
Cheesecake Factory	245,100	14,455,998
Chuy’s Holdings †	260,900	7,018,210
Del Frisco’s Restaurant Group †	967,200	16,442,400
Hawaiian Holdings †	170,600	8,547,060
Jack in the Box	148,641	15,842,158

		62,305,826

Consumer Staples – 1.54%
J&J Snack Foods	135,679	17,651,838
Prestige Brands Holdings †	330,000	16,625,400

		34,277,238

Credit Cyclicals – 0.99%
Tenneco	386,900	21,995,265

		21,995,265

Energy – 3.16%
Carrizo Oil & Gas †	582,800	12,786,632
Keane Group †	480,700	7,393,166
PDC Energy †	264,800	13,149,968
Pioneer Energy Services †	1,259,500	3,085,775
RSP Permian †	473,315	16,845,281
SRC Energy †	1,749,500	12,036,560
Superior Energy Services †	505,900	5,246,183

		70,543,565

Financials – 19.61%
American Equity Investment Life Holding	611,600	15,326,696
Bryn Mawr Bank	199,300	8,141,405
City Holding	308,435	19,459,164
CoBiz Financial	735,000	11,568,900
Essent Group †	630,100	22,853,727
Evercore Partners Class A	231,100	15,668,580
First Bancorp	294,055	8,162,967
Flushing Financial	267,831	7,440,345
Great Western Bancorp	549,400	20,800,284
Hope Bancorp	1,084,480	18,880,797
Houlihan Lokey	338,435	11,361,263
Independent Bank	221,200	13,371,540
Infinity Property & Casualty	184,200	17,637,150
MainSource Financial Group	255,100	8,260,138
MGIC Investment †	2,036,900	21,550,402

5

Schedule of investments

Delaware Small Cap Core Fund

	Number of shares	Value (US $)

Common Stock (continued)

Financials (continued)
Old National Bancorp	1,378,800	$21,785,040
Primerica	328,800	23,739,360
Prosperity Bancshares	324,900	20,351,736
Selective Insurance Group	394,400	20,153,840
Sterling Bancorp	1,206,200	25,872,990
Stifel Financial †	472,000	20,121,360
Umpqua Holdings	1,270,200	21,523,539
United Bankshares	426,109	16,298,669
United Fire Group	153,873	6,655,007
Webster Financial	436,850	21,283,332
WSFS Financial	434,000	19,139,400

		437,407,631

Healthcare – 13.57%
Acorda Therapeutics †	356,200	4,915,560
Catalent †	779,900	27,709,847
CONMED	408,140	20,721,268
CryoLife †	894,952	16,332,874
Exact Sciences †	488,700	17,822,889
HealthSouth	362,600	16,436,658
ICON †	221,400	20,833,740
Ligand Pharmaceuticals Class B †	212,000	22,955,360
Medicines †	421,000	16,743,170
Merit Medical Systems †	713,387	25,325,239
Natera †	618,100	6,329,344
Quidel †	842,800	20,918,296
Repligen †	341,500	13,400,460
Retrophin †	728,400	11,545,140
Spectrum Pharmaceuticals †	1,435,100	8,122,666
TESARO †	143,900	21,485,709
Vanda Pharmaceuticals †	1,009,100	13,875,125
Wright Medical Group †	649,400	17,351,968

		302,825,313

Media – 0.09%
National CineMedia	271,004	1,970,199

		1,970,199

Real Estate – 7.13%
EastGroup Properties	287,800	23,438,432
First Industrial Realty Trust	648,900	18,740,232
Gramercy Property Trust	729,066	21,543,900
Kite Realty Group Trust	1,041,100	18,708,567
LaSalle Hotel Properties	603,800	17,178,110

6

	Number of shares	Value (US $)

Common Stock (continued)

Real Estate (continued)
Life Storage	33,930	$2,541,357
Mack-Cali Realty	750,500	19,970,805
Pebblebrook Hotel Trust	576,100	17,813,012
Ramco-Gershenson Properties Trust	1,521,200	19,151,908

		159,086,323

Technology – 16.21%
Anixter International †	216,650	16,357,075
Brooks Automation	503,200	13,863,160
Callidus Software †	1,052,300	25,149,970
ExlService Holdings †	451,290	23,634,057
GrubHub †	398,700	17,331,489
Guidewire Software †	29,800	1,979,316
II-VI †	300,400	9,012,000
j2 Global	366,900	31,047,078
KeyW Holding †	953,800	8,784,498
MACOM Technology Solutions Holdings †	320,804	19,559,420
MaxLinear Class A †	630,100	19,627,615
Microsemi †	545,900	26,809,149
NETGEAR †	305,210	12,803,560
Paycom Software †	144,000	9,423,360
Plantronics	270,520	14,315,918
Proofpoint †	353,500	30,401,000
Q2 Holdings †	340,800	13,495,680
Semtech †	730,300	27,897,460
Shutterfly †	98,200	4,859,918
Silicon Laboratories †	218,800	16,366,240
WNS Holdings ADR †	566,498	18,864,383

		361,582,346

Transportation – 1.64%
Swift Transportation †	449,100	10,755,945
XPO Logistics †	491,000	25,826,600

		36,582,545

Utilities – 2.78%
NorthWestern	395,200	24,486,592
South Jersey Industries	474,500	17,276,545
Spire	287,300	20,355,205

		62,118,342

Total Common Stock (cost $1,918,550,333)		2,186,842,435

7

Schedule of investments

Delaware Small Cap Core Fund

	Principal amount°	Value (US $)

Short-Term Investments – 3.26%

Repurchase Agreements – 3.26%
Bank of America Merrill Lynch
0.75%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $15,381,492 (collateralized by US government obligations 0.00%–1.00% 8/3/17–9/15/17; market value $15,688,797)	15,381,172	$15,381,172
Bank of Montreal
0.70%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $25,635,785 (collateralized by US government obligations 0.75%–3.625% 6/30/17–2/15/45; market value $26,147,997)	25,635,287	25,635,287
BNP Paribas
0.78%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $31,715,228 (collateralized by US government obligations 0.00%–2.125% 7/27/17–11/15/45; market value $32,348,832)	31,714,541	31,714,541

Total Short-Term Investments (cost $72,731,000)		72,731,000

Total Value of Securities – 101.29% (cost $1,991,281,333)		$2,259,573,435

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

8

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Statement of assets and liabilities

Delaware Small Cap Core Fund	May 31, 2017 (Unaudited)

Assets:
Investments, at value[1]	$2,186,842,435
Short-term investments, at value[2]	72,731,000
Receivable for fund shares sold	7,502,083
Receivable for securities sold	7,364,416
Dividends and interest receivable	1,247,869

Total assets	2,275,687,803

Liabilities:
Cash overdraft	93,570
Payable for securities purchased	36,145,692
Payable for fund shares redeemed	6,186,564
Investment management fees payable to affiliates	1,326,953
Distribution fees payable to affiliates	192,854
Dividend disbursing and transfer agent fees and expenses payable to affiliates	38,666
Audit and tax fees payable	17,394
Trustees’ fees and expenses payable	13,182
Accounting and administration expenses payable to affiliates	9,002
Legal fees payable to affiliates	4,231
Reports and statements to shareholders expenses payable to affiliates	1,491
Other accrued expenses	966,208

Total liabilities	44,995,807

Total Net Assets	$2,230,691,996

Net Assets Consist of:
Paid-in capital	$1,892,914,248
Accumulated net investment loss	(1,837,758)
Accumulated net realized gain on investments	71,323,404
Net unrealized appreciation of investments	268,292,102

Total Net Assets	$2,230,691,996

10

Net Asset Value
Class A:
Net assets	$290,295,311
Shares of beneficial interest outstanding, unlimited authorization, no par	12,682,944
Net asset value per share	$22.89
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$24.29

Class C:
Net assets	$138,170,173
Shares of beneficial interest outstanding, unlimited authorization, no par	6,621,736
Net asset value per share	$20.87

Class R:
Net assets	$31,301,985
Shares of beneficial interest outstanding, unlimited authorization, no par	1,405,707
Net asset value per share	$22.27

Institutional Class:
Net assets	$1,737,008,954
Shares of beneficial interest outstanding, unlimited authorization, no par	74,392,955
Net asset value per share	$23.35

Class R6:
Net assets	$33,915,573
Shares of beneficial interest outstanding, unlimited authorization, no par	1,451,595
Net asset value per share	$23.36

[1] Investments, at cost	$1,918,550,333
[2] Short-term investments, at cost	72,731,000

See accompanying notes, which are an integral part of the financial statements.

11

Statement of operations

Delaware Small Cap Core Fund	Six months ended May 31, 2017 (Unaudited)

Investment Income:
Dividends	$10,083,476
Interest	143,132

10,226,608

Expenses:
Management fees	7,224,317
Distribution expenses – Class A	407,057
Distribution expenses – Class C	675,630
Distribution expenses – Class R	78,783
Dividend disbursing and transfer agent fees and expenses	1,920,602
Accounting and administration expenses	324,563
Reports and statements to shareholders expenses	130,529
Registration fees	130,051
Legal fees	62,948
Trustees’ fees and expenses	52,613
Custodian fees	35,697
Audit and tax fees	17,418
Other	27,361

11,087,569
Less expense paid indirectly	(1,420)

Total operating expenses	11,086,149

Net Investment Loss	(859,541)

Net Realized and Unrealized Gain:
Net realized gain on investments	74,633,864
Net change in unrealized appreciation (depreciation) of investments	1,567,318

Net Realized and Unrealized Gain	76,201,182

Net Increase in Net Assets Resulting from Operations	$75,341,641

See accompanying notes, which are an integral part of the financial statements.

12

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Statements of changes in net assets

Delaware Small Cap Core Fund

	Six months ended 5/31/17 (Unaudited)	Year ended 11/30/16

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(859,541)	$113,990
Net realized gain	74,633,864	17,114,651
Net change in unrealized appreciation (depreciation)	1,567,318	223,953,067

Net increase in net assets resulting from operations	75,341,641	241,181,708

Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	(849,448)	—
Class R6	(2,555)	—

Net realized gain:
Class A	(3,903,942)	(7,929,245)
Class C	(1,510,740)	(3,159,907)
Class R	(346,986)	(829,845)
Institutional Class	(13,534,547)	(17,906,715)
Class R6	(16,503)	—

	(20,164,721)	(29,825,712)

Capital Share Transactions:
Proceeds from shares sold:
Class A	101,336,898	173,310,653
Class C	29,082,581	36,104,701
Class R	4,078,484	7,971,464
Institutional Class	868,506,010	758,319,409
Class R6	37,094,076	2,000

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,749,448	7,599,237
Class C	1,476,159	3,089,891
Class R	346,986	829,090
Institutional Class	11,069,889	16,963,530
Class R6	19,058	—

	1,056,759,589	1,004,189,975

14

	Six months ended 5/31/17 (Unaudited)	Year ended 11/30/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(184,231,108)	$(124,191,393)
Class C	(22,350,276)	(23,198,788)
Class R	(5,407,721)	(8,396,627)
Institutional Class	(453,327,039)	(285,811,366)
Class R6	(3,720,539)	—

	(669,036,683)	(441,598,174)

Increase in net assets derived from capital share transactions	387,722,906	562,591,801

Net Increase in Net Assets	442,899,826	773,947,797

Net Assets:
Beginning of period	1,787,792,170	1,013,844,373

End of period	$2,230,691,996	$1,787,792,170

Accumulated net investment loss	$(1,837,758)	$(126,214)

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights

Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:

Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 5/31/17[1]	Year ended
(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12
$ 22.23	$20.32	$20.43	$19.54	$13.56	$12.01

(0.03)	(0.02)	(0.04)	(0.06)	(0.04)	(0.02)
0.93	2.52	1.01	1.45	6.03	1.57

0.90	2.50	0.97	1.39	5.99	1.55

—	—	—	—	(0.01)	—
(0.24)	(0.59)	(1.08)	(0.50)	—	—

(0.24)	(0.59)	(1.08)	(0.50)	(0.01)	—

$ 22.89	$22.23	$20.32	$20.43	$19.54	$13.56

4.07%	12.86%	4.86%	7.28%	44.21%	12.91%

$290,295	$358,054	$266,427	$136,070	$69,386	$25,084
1.19%	1.24%	1.28%	1.32%	1.31%	1.36%
1.19%	1.24%	1.28%	1.32%	1.35%	1.41%
(0.22%)	(0.09% )	(0.22% )	(0.30% )	(0.22% )	(0.17%	)
(0.22%)	(0.09% )	(0.22% )	(0.30% )	(0.26% )	(0.22%	)
32%	43%	38%	30%	38%	37%

17

Financial highlights

Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 5/31/17[1]	Year ended
(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13		11/30/12

$ 20.36	$18.80	$19.11	$18.45	$12.89		$11.51

(0.10)	(0.15)	(0.18)	(0.19)	(0.15)		(0.12)
0.85	2.30	0.95	1.35	5.71		1.50

0.75	2.15	0.77	1.16	5.56		1.38

(0.24)	(0.59)	(1.08)	(0.50)	—		—

(0.24)	(0.59)	(1.08)	(0.50)	—		—

$ 20.87	$20.36	$18.80	$19.11	$18.45		$12.89

3.65%	12.01%	4.11%	6.44%	43.14%		11.99%

$138,170	$126,787	$99,019	$51,923	$25,828		$10,051
1.94%	1.99%	2.03%	2.07%	2.06%		2.11%
(0.97%)	(0.84% )	(0.97% )	(1.05% )	(0.97%	)	(0.92%	)
32%	43%	38%	30%	38%		37%

19

Financial highlights

Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 5/31/17[1]	Year ended
(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13		11/30/12

$ 21.66	$19.86	$20.04	$19.22	$13.36		$11.87

(0.05)	(0.06)	(0.09)	(0.11)	(0.08)		(0.05)
0.90	2.45	0.99	1.43	5.94		1.54

0.85	2.39	0.90	1.32	5.86		1.49

(0.24)	(0.59)	(1.08)	(0.50)	—		—

(0.24)	(0.59)	(1.08)	(0.50)	—		—

$ 22.27	$21.66	$19.86	$20.04	$19.22		$13.36

3.94%	12.60%	4.60%	7.03%	43.86%		12.55%

$ 31,302	$31,416	$28,178	$15,833	$12,785		$6,809
1.44%	1.49%	1.53%	1.57%	1.56%		1.61%
1.44%	1.49%	1.53%	1.57%	1.64%		1.71%
(0.47% )	(0.34% )	(0.47% )	(0.55% )	(0.47%	)	(0.42%	)
(0.47% )	(0.34% )	(0.47% )	(0.55% )	(0.55%	)	(0.52%	)
32%	43%	38%	30%	38%		37%

21

Financial highlights

Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	The amount is less than $0.005 per share.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 5/31/17[1]	Year ended
(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$ 22.66	$20.65	$20.69	$19.74	$13.69	$12.10

—[3]	0.03	0.01	(0.01)	0.01	0.01
0.95	2.57	1.03	1.46	6.08	1.58

0.95	2.60	1.04	1.45	6.09	1.59

(0.02)	—	—	—	(0.04)	—
(0.24)	(0.59)	(1.08)	(0.50)	—	—

(0.26)	(0.59)	(1.08)	(0.50)	(0.04)	—

$ 23.35	$22.66	$20.65	$20.69	$19.74	$13.69

4.19%	13.15%	5.15%	7.51%	44.64%	13.14%

$1,737,009	$1,271,533	$620,220	$224,771	$81,858	$41,164
0.94%	0.99%	1.03%	1.07%	1.06%	1.11%
0.03%	0.16%	0.03%	(0.05% )	0.03%	0.08%
32%	43%	38%	30%	38%	37%

23

Financial highlights

Delaware Small Cap Core Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 5/31/17[1] (Unaudited)	5/2/16[2] to 11/30/16

Net asset value, beginning of period	$22.68	$19.09

Income from investment operations:
Net investment income[3]	0.02	0.03
Net realized and unrealized gain	0.94	3.56

Total from investment operations	0.96	3.59

Less dividends and distributions from:
Net investment income	(0.04)	—
Net realized gain	(0.24)	—

Total dividends and distributions	(0.28)	—

Net asset value, end of period	$23.36	$22.68

Total return[4]	4.24%	18.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,916	$2
Ratio of expenses to average net assets	0.80%	0.82%
Ratio of net investment income to average net assets	0.17%	0.29%
Portfolio turnover	32%	43%[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2016.

See	accompanying notes, which are an integral part of the financial statements.

24

Notes to financial statements

Delaware Small Cap Core Fund	May 31, 2017 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares, are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees. Class R6 shares commenced operations on May 2, 2016.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the Fund’s federal income tax returns through the six months ended May 31, 2017, and for all open tax years (years ended Nov. 30, 2013–Nov. 30, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other

25

Notes to financial statements

Delaware Small Cap Core Fund

1. Significant Accounting Policies (continued) expenses on the “Statement of operations.” During six months ended May 31, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or financial intermediaries.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2017, and matured on the next business day.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the

26

order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no such commission rebates for the six months ended May 31, 2017.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2017.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended May 31, 2017, the Fund earned $1,420 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. For the six months ended May 31, 2017, the Fund was charged $49,004 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2017, the Fund was charged $210,324 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

27

Notes to financial statements

Delaware Small Cap Core Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class and Class R6 shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2017, the Fund was charged $21,707 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2017, DDLP earned $89,240 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2017, DDLP received gross CDSC commissions of $7,424, on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended May 31, 2017 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2017, the Fund engaged in securities purchases of $15,524,729 and securities sales of $132,400,080, which resulted in net realized gains of $1,782.

3. Investments

For the six months ended May 31, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$1,018,380,201
Sales	667,242,860

28

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$1,991,281,333

Aggregate unrealized appreciation of investments	$321,094,279
Aggregate unrealized depreciation of investments	(52,802,177)

Net unrealized appreciation of investments	$268,292,102

Qualified late year ordinary and capital losses (including currency and specified gain/loss items) represent losses realized from Jan. 1, 2016 through Nov. 30, 2016, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year. As of Nov. 30, 2016, qualified late year loss deferrals amounted to $126,214.

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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Notes to financial statements

Delaware Small Cap Core Fund

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$2,186,842,435	$—	$2,186,842,435
Short-Term Investments	—	72,731,000	72,731,000

Total Value of Securities	$2,186,842,435	$72,731,000	$2,259,573,435

During the six months ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2017, there were no Level 3 investments.

30

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	5/31/17	11/30/16
Shares sold:
Class A	4,451,753	9,107,641
Class C	1,398,931	2,089,776
Class R	183,625	436,685
Institutional Class	37,378,674	39,755,108
Class R6	1,613,840	105

Shares issued upon reinvestment of dividends and distributions:
Class A	167,249	407,469
Class C	71,973	179,645
Class R	15,887	45,504
Institutional Class	484,461	894,227
Class R6	834	—

	45,767,227	52,916,160

Shares redeemed:
Class A	(8,041,119)	(6,521,639)
Class C	(1,075,174)	(1,310,091)
Class R	(244,057)	(450,529)
Institutional Class	(19,581,067)	(14,573,740)
Class R6	(163,184)	—

	(29,104,601)	(22,855,999)

Net increase	16,662,626	30,060,161

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Notes to financial statements

Delaware Small Cap Core Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended May 31, 2017 and the year ended Nov. 30, 2016, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.”

	Exchange Redemptions			Exchange Subscriptions

				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Six months ended 5/31/17	4,561,542	162,712	—	4,620,074	$108,396,559
Year ended 11/30/16	315,676	170,244	246	463,079	9,408,668

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement will expire on Nov. 6, 2017.

The Fund had no amounts outstanding as of May 31, 2017, or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of

32

a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

		Fair Value of
	Repurchase	Non-Cash	Cash Collateral	Net Collateral
Counterparty	Agreements	Collateral Received (a)	Received	Received	Net Exposure (b)
Bank of America Merrill Lynch	$15,381,172	$(15,381,172)	$—	$(15,381,172)	$—
Bank of Montreal	25,635,287	(25,635,287)	—	(25,635,287)	—
BNP Paribas	31,714,541	(31,714,541)	—	(31,714,541)	—
Total	$72,731,000	$(72,731,000)	$—	$(72,731,000)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of May 31, 2017.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to

33

Notes to financial statements

Delaware Small Cap Core Fund

7. Securities Lending (continued)

hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2017, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated

34

under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2017, there were no Rule 144A securities held by the Fund.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2017 that would require recognition or disclosure in the Fund’s financial statements.

35

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Former Chief Executive
Delaware FundsSM	Private Wealth Management	Philadelphia, PA	Officer
by Macquarie	J.P. Morgan Chase & Co.	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY	Banco Itaú
Philadelphia, PA	New York, NY		International
Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA		Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN
Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

36

US equity mutual fund

Delaware Small Cap Value Fund

May 31, 2017

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds by Macquarie is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds by Macquarie or obtain a prospectus for Delaware Small Cap Value Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Investment Management (MIM) is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Funds are distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Disclosure of Fund expenses

For the six-month period from December 1, 2016 to May 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2016 to May 31, 2017.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2016 to May 31, 2017 (Unaudited)

Delaware Small Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Annualized Expense Ratio	Expenses Paid During Period 12/1/16 to 5/31/17*
Actual Fund return†
Class A	$1,000.00	$1,045.40	1.18%	$6.02
Class C	1,000.00	1,041.60	1.93%	9.82
Class R	1,000.00	1,044.00	1.43%	7.29
Institutional Class	1,000.00	1,046.60	0.93%	4.75
Class R6	1,000.00	1,047.60	0.75%	3.83
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.05	1.18%	$5.94
Class C	1,000.00	1,015.31	1.93%	9.70
Class R	1,000.00	1,017.80	1.43%	7.19
Institutional Class	1,000.00	1,020.29	0.93%	4.68
Class R6	1,000.00	1,021.19	0.75%	3.78

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and top 10

equity holdings

Delaware Small Cap Value Fund	As of May 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	97.24%
Basic Industry	9.68%
Business Services	1.13%
Capital Spending	6.77%
Consumer Cyclical	3.56%
Consumer Services	8.58%
Consumer Staples	2.73%
Energy	5.55%
Financial Services	27.12%
Healthcare	4.36%
Real Estate	7.90%
Technology	14.81%
Transportation	2.34%
Utilities	2.71%
Exchange-Traded Fund	1.24%
Short-Term Investments	1.12%
Total Value of Securities	99.60%
Receivables and Other Assets Net of Liabilities	0.40%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Financial Services sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940). The Financial Services sector consisted of banks, diversified financial services, insurance, and investment companies. As of May 31, 2017, such amounts, as a percentage of total net assets were 19.46%, 1.51%, 5.48%, and 0.67%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the “Financial Services sector” for financial reporting purposes may exceed 25%.

3

Security type / sector allocation and top 10

equity holdings

Delaware Small Cap Value Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
East West Bancorp	3.32%
Berry Global Group	2.37%
MasTec	2.03%
Synopsys	1.97%
Selective Insurance Group	1.88%
Hancock Holding	1.84%
Webster Financial	1.83%
Olin	1.54%
Trinseo	1.44%
HB Fuller	1.38%

4

Schedule of investments
Delaware Small Cap Value Fund	May 31, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 97.24%²

Basic Industry – 9.68%
Albemarle	224,300	$25,480,480
Berry Global Group †	1,532,510	88,870,255
Clearwater Paper †	154,200	7,147,170
HB Fuller	1,017,100	51,617,825
KapStone Paper & Packaging	1,218,200	25,740,566
Minerals Technologies	235,312	16,930,698
Olin	1,961,200	57,541,608
Trinseo	839,500	54,105,775
USG †	1,242,000	35,322,480

		362,756,857

Business Services – 1.13%
Deluxe	353,600	24,101,376
WESCO International †	296,200	18,112,630

		42,214,006

Capital Spending – 6.77%
Altra Industrial Motion	789,143	34,090,978
EnPro Industries	275,900	18,432,879
H&E Equipment Services	1,336,000	26,573,040
ITT	1,267,700	48,185,277
MasTec †	1,792,559	76,004,502
Primoris Services	1,224,500	28,408,400
Regal Beloit	254,200	20,132,640
Tetra Tech	45,990	2,113,241

		253,940,957

Consumer Cyclical – 3.56%
Barnes Group	594,800	33,659,732
Knoll	893,569	19,211,733
Meritage Homes †	1,028,800	41,049,120
Standard Motor Products	321,340	15,636,404
Tenneco	417,800	23,751,930

		133,308,919

Consumer Services – 8.58%
Asbury Automotive Group †	247,800	13,864,410
Cable One	39,300	28,240,980
Cheesecake Factory	517,500	30,522,150
Choice Hotels International	523,300	33,988,335
Cinemark Holdings	824,431	32,622,735
International Speedway Class A	634,900	22,411,970
Meredith	575,918	31,157,164
Sonic	744,900	21,765,978
Steven Madden †	718,650	28,207,013

5

Schedule of investments

Delaware Small Cap Value Fund

	Number of shares	Value (US $)

Common Stock² (continued)

Consumer Services (continued)
Texas Roadhouse	488,000	$23,872,960
UniFirst	187,600	26,582,920
Wolverine World Wide	1,088,500	28,301,000

		321,537,615

Consumer Staples – 2.73%
Core-Mark Holding	592,700	20,181,435
J&J Snack Foods	244,500	31,809,450
Pinnacle Foods	450,600	28,076,886
Scotts Miracle-Gro Class A	257,200	22,276,092

		102,343,863

Energy – 5.55%
Dril-Quip †	349,100	17,315,360
Helix Energy Solutions Group †	2,284,500	11,376,810
Jones Energy Class A †	430,510	861,020
Oasis Petroleum †	2,463,500	24,043,760
Patterson-UTI Energy	2,210,900	47,136,388
SM Energy	1,483,200	25,169,904
Southwest Gas Holdings	531,000	42,251,670
Western Refining	818,800	29,640,560
Whiting Petroleum †	1,475,500	10,417,030

		208,212,502

Financial Services – 27.12%
American Equity Investment Life Holding	1,600,100	40,098,506
Bank of Hawaii	594,700	46,226,031
Boston Private Financial Holdings	1,778,400	25,786,800
Community Bank System	714,600	38,416,896
East West Bancorp	2,272,223	124,358,765
First Financial Bancorp	1,620,300	40,588,515
First Interstate BancSystem	630,800	22,014,920
First Midwest Bancorp	1,536,500	34,048,840
Great Western Bancorp	1,326,850	50,234,541
Hancock Holding	1,493,400	68,995,080
Hanover Insurance Group	387,000	32,271,930
Independent Bank	233,500	14,115,075
Infinity Property & Casualty	259,682	24,864,551
Legg Mason	619,800	22,852,026
Main Street Capital	659,400	25,136,328
NBT Bancorp	996,400	35,013,496
ProAssurance	64,400	3,835,020
Prosperity Bancshares	545,200	34,151,328
S&T Bancorp	664,556	22,176,234

6

	Number of shares	Value (US $)

Common Stock² (continued)

Financial Services (continued)
Selective Insurance Group	1,382,300	$70,635,530
Stifel Financial †	796,800	33,967,584
Umpqua Holdings	1,993,500	33,779,857
Validus Holdings	632,684	33,785,326
Valley National Bancorp	3,498,300	39,460,824
Webster Financial	1,404,700	68,436,984
WesBanco	849,200	31,556,272

		1,016,807,259

Healthcare – 4.36%
Catalent †	300,700	10,683,871
Haemonetics †	400,600	16,336,468
Owens & Minor	845,200	26,944,976
Service Corp. International	677,900	21,611,452
STERIS	501,880	38,925,813
Teleflex	122,200	24,442,444
VWR †	742,116	24,534,355

		163,479,379

Real Estate – 7.90%
Alexander & Baldwin	582,700	23,319,654
Brandywine Realty Trust	2,589,137	45,128,658
Education Realty Trust	593,233	22,726,756
Healthcare Realty Trust	994,900	33,090,374
Highwoods Properties	832,600	41,963,040
Lexington Realty Trust	3,154,200	30,311,862
Life Storage	249,200	18,665,080
Ramco-Gershenson Properties Trust	1,513,389	19,053,567
Summit Hotel Properties	1,727,700	30,925,830
Washington Real Estate Investment Trust	961,000	31,049,910

		296,234,731

Technology – 14.81%
Brocade Communications Systems	748,900	9,458,607
Cirrus Logic †	451,900	29,802,805
CommScope Holding †	1,279,748	47,337,878
Electronics For Imaging †	818,800	38,827,496
MaxLinear Class A †	944,400	29,418,060
NetScout Systems †	891,906	32,643,760
ON Semiconductor †	3,038,300	47,032,884
PTC †	666,300	38,365,554
Super Micro Computer †	870,000	21,402,000
Synopsys †	986,900	73,889,203
Tech Data †	364,919	35,386,195

7

Schedule of investments

Delaware Small Cap Value Fund

	Number of shares	Value (US $)

Common Stock² (continued)

Technology (continued)
Teradyne	1,400,700	$49,794,885
Tower Semiconductor †	1,023,900	25,966,104
TTM Technologies †	1,282,200	20,822,928
Viavi Solutions †	1,166,400	13,098,672
Vishay Intertechnology	2,555,200	41,777,520

		555,024,551

Transportation – 2.34%
Kirby †	290,400	19,239,000
Matson	576,300	16,862,538
Saia †	377,250	17,428,950
Werner Enterprises	1,253,300	34,152,425

		87,682,913

Utilities – 2.71%
Black Hills	612,800	42,614,112
El Paso Electric	675,300	36,466,200
NorthWestern	363,700	22,534,852

		101,615,164

Total Common Stock (cost $2,613,922,498)		3,645,158,716

Exchange-Traded Fund – 1.24%

iShares Russell 2000 Value ETF	402,300	46,252,431

Total Exchange-Traded Fund (cost $44,866,240)		46,252,431

	Principal amount°

Short-Term Investments – 1.12%

Repurchase Agreements – 1.12%
Bank of America Merrill Lynch 0.75%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $8,868,399 (collateralized by US government obligations 0.00%-1.00% 8/3/17-9/15/17; market value $9,045,579)	8,868,214	8,868,214
Bank of Montreal 0.70%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $14,780,644 (collateralized by US government obligations 0.75%-3.625% 6/30/17-2/15/45; market value $15,075,966)	14,780,357	14,780,357

8

	Principal amount°	Value (US $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.78%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $18,285,826 (collateralized by US government obligations 0.00%-2.125% 7/27/17-11/15/45; market value $18,651,138)	18,285,429	$18,285,429

Total Short-Term Investments (cost $41,934,000)		41,934,000

Total Value of Securities – 99.60% (cost $2,700,722,738)		$3,733,345,147

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

†	Non-income producing security.

ETF – Exchange-Traded Fund

See accompanying notes, which are an integral part of the financial statements.

9

Statement of assets and liabilities

Delaware Small Cap Value Fund	May 31, 2017 (Unaudited)

Assets:
Investments, at value[1]	$3,691,411,147
Short-term investments, at value[2]	41,934,000
Cash	593,257
Receivable for securities sold	15,990,951
Receivable for fund shares sold	7,531,957
Dividends and interest receivable	4,249,696

Total assets	3,761,711,008

Liabilities:
Payable for fund shares redeemed	7,169,194
Payable for securities purchased	1,284,881
Investment management fees payable to affiliates	2,096,816
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	1,454,000
Other accrued expenses	695,521
Distribution fees payable to affiliates	356,631
Dividend disbursing and transfer agent fees and expenses payable to affiliates	63,897
Trustees’ fees and expenses payable	21,895
Audit and tax fees payable	17,394
Accounting and administration expenses payable to affiliates	14,876
Legal fees payable to affiliates	8,856
Reports and statements to shareholders expenses payable to affiliates	2,507

Total liabilities	13,186,468

Total Net Assets	$3,748,524,540

Net Assets Consist of:
Paid-in capital	$2,740,576,316
Undistributed net investment income	3,277,105
Accumulated net realized loss on investments	(27,951,290)
Net unrealized appreciation of investments	1,032,622,409

Total Net Assets	$3,748,524,540

10

Net Asset Value
Class A:
Net assets	$1,053,373,063
Shares of beneficial interest outstanding, unlimited authorization, no par	17,414,970
Net asset value per share	$60.49
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$64.18

Class C:
Net assets	$104,236,907
Shares of beneficial interest outstanding, unlimited authorization, no par	2,071,085
Net asset value per share	$50.33

Class R:
Net assets	$83,820,208
Shares of beneficial interest outstanding, unlimited authorization, no par	1,428,157
Net asset value per share	$58.69

Institutional Class:
Net assets	$2,374,785,312
Shares of beneficial interest outstanding, unlimited authorization, no par	37,255,028
Net asset value per share	$63.74

Class R6:
Net assets	$132,309,050
Shares of beneficial interest outstanding, unlimited authorization, no par	2,074,030
Net asset value per share	$63.79

[1]Investments, at cost	$2,658,788,738
[2]Short-term investments, at cost	41,934,000

See accompanying notes, which are an integral part of the financial statements.

11

Statement of operations

Delaware Small Cap Value Fund	Six months ended May 31, 2017 (Unaudited)

Investment Income:
Dividends	$28,164,995
Interest	218,562

28,383,557

Expenses:
Management fees	11,747,572
Distribution expenses – Class A	1,173,268
Distribution expenses – Class C	564,327
Distribution expenses – Class R	215,565
Dividend disbursing and transfer agent fees and expenses	3,760,461
Accounting and administration expenses	552,006
Reports and statements to shareholders expenses	158,235
Legal fees	120,948
Registration fees	102,867
Trustees’ fees and expenses	88,789
Custodian fees	65,005
Audit and tax fees	17,417
Other	29,812

18,596,272
Less expense paid indirectly	(993)

Total operating expenses	18,595,279

Net Investment Income	9,788,278

Net Realized and Unrealized Gain:
Net realized gain on investments	61,554,661
Net change in unrealized appreciation (depreciation) of investments	77,633,627

Net Realized and Unrealized Gain	139,188,288

Net Increase in Net Assets Resulting from Operations	$148,976,566

See accompanying notes, which are an integral part of the financial statements.

12

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Statements of changes in net assets

Delaware Small Cap Value Fund

	Six months
	ended
	5/31/17	Year ended
	(Unaudited)	11/30/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,788,278	$18,769,527
Net realized gain (loss)	61,554,661	(88,878,796)
Net change in unrealized appreciation (depreciation)	77,633,627	523,353,799

Net increase in net assets resulting from operations	148,976,566	453,244,530

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,638,922)	(4,888,545)
Class C	(42,490)	(36,511)
Class R	(281,262)	(315,171)
Institutional Class	(15,499,648)	(16,110,154)
Class R6	(351,782)	—

Net realized gain:
Class A	—	(43,679,963)
Class C	—	(7,046,702)
Class R	—	(4,516,923)
Institutional Class	—	(102,728,847)

	(20,814,104)	(179,322,816)

Capital Share Transactions:
Proceeds from shares sold:
Class A	352,612,514	189,762,079
Class C	15,733,553	12,177,496
Class R	17,421,037	20,226,276
Institutional Class	585,467,895	818,108,350
Class R6	140,005,036	3,815,071

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,549,812	47,959,569
Class C	40,532	6,859,386
Class R	281,226	4,831,510
Institutional Class	15,214,524	116,778,225
Class R6	351,782	—

	1,131,677,911	1,220,517,962

14

	Six months
	ended
	5/31/17	Year ended
	(Unaudited)	11/30/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(209,606,961)	$(249,008,842)
Class C	(23,108,997)	(29,025,396)
Class R	(20,824,708)	(30,393,069)
Institutional Class	(477,213,528)	(908,892,095)
Class R6	(11,739,400)	(38,527)

	(742,493,594)	(1,217,357,929)

Increase in net assets derived from capital share transactions	389,184,317	3,160,033

Net Increase in Net Assets	517,346,779	277,081,747

Net Assets:
Beginning of period	3,231,177,761	2,954,096,014

End of period	$3,748,524,540	$3,231,177,761

Undistributed net investment income	$3,277,105	$14,302,931

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights

Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 5/31/17[1]	Year ended

(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$58.16	$52.55	$54.87	$52.37	$39.75	$37.86

0.12	0.28	0.32	0.15	0.12	0.07
2.52	8.55	0.16	3.51	12.84	3.63

2.64	8.83	0.48	3.66	12.96	3.70

(0.31)	(0.32)	(0.18)	(0.06)	(0.09)	—
—	(2.90)	(2.62)	(1.10)	(0.25)	(1.81)

(0.31)	(3.22)	(2.80)	(1.16)	(0.34)	(1.81)

$60.49	$58.16	$52.55	$54.87	$52.37	$39.75

4.54%	18.47%	0.90%	7.12%	32.87%	10.21%

$1,053,373	$870,158	$794,664	$775,076	$884,026	$522,403
1.18%	1.24%	1.22%	1.22%	1.25%	1.32%
1.18%	1.24%	1.22%	1.22%	1.29%	1.37%
0.40%	0.57%	0.62%	0.27%	0.26%	0.19%
0.40%	0.57%	0.62%	0.27%	0.22%	0.14%
7%	19%	20%	17%	28%	11%

17

Financial highlights

Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 5/31/17[1]	Year ended

(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$48.33	$44.24	$46.79	$45.11	$34.45	$33.28

(0.09)	(0.07)	(0.06)	(0.22)	(0.20)	(0.19)
2.11	7.08	0.13	3.00	11.11	3.17

2.02	7.01	0.07	2.78	10.91	2.98

(0.02)	(0.02)	—	—	—	—
—	(2.90)	(2.62)	(1.10)	(0.25)	(1.81)

(0.02)	(2.92)	(2.62)	(1.10)	(0.25)	(1.81)

$50.33	$48.33	$44.24	$46.79	$45.11	$34.45

4.16%	17.58%	0.14%	6.30%	31.93%	9.37%

$104,237	$107,104	$108,890	$109,368	$99,099	$66,231
1.93%	1.99%	1.97%	1.97%	2.00%	2.07%
(0.35% )	(0.18% )	(0.13% )	(0.48% )	(0.49% )	(0.56% )
7%	19%	20%	17%	28%	11%

19

Financial highlights

Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	The amount is less than $0.005 per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended
5/31/17[1]	Year ended
(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13		11/30/12
$56.40	$51.05	$53.39	$51.06	$38.77		$37.05

0.04	0.15	0.19	0.01	—	[3]	(0.02)
2.44	8.30	0.14	3.42	12.54		3.55

2.48	8.45	0.33	3.43	12.54		3.53

(0.19)	(0.20)	(0.05)	—	—		—
—	(2.90)	(2.62)	(1.10)	(0.25)		(1.81)

(0.19)	(3.10)	(2.67)	(1.10)	(0.25)		(1.81)

$58.69	$56.40	$51.05	$53.39	$51.06		$38.77

4.40%	18.19%	0.63%	6.85%	32.55%		9.96%

$83,820	$83,557	$81,187	$82,577	$76,501		$44,379
1.43%	1.49%	1.47%	1.47%	1.50%		1.57%
1.43%	1.49%	1.47%	1.47%	1.58%		1.67%
0.15%	0.32%	0.37%	0.02%	0.01%		(0.06% )
0.15%	0.32%	0.37%	0.02%	(0.07%	)	(0.16% )
7%	19%	20%	17%	28%		11%

21

Financial highlights

Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended
5/31/17[1]	Year ended
(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$61.32	$55.23	$57.52	$54.83	$41.59	$39.43

0.21	0.42	0.48	0.29	0.25	0.18
2.64	9.02	0.16	3.67	13.43	3.79

2.85	9.44	0.64	3.96	13.68	3.97

(0.43)	(0.45)	(0.31)	(0.17)	(0.19)	—
—	(2.90)	(2.62)	(1.10)	(0.25)	(1.81)

(0.43)	(3.35)	(2.93)	(1.27)	(0.44)	(1.81)

$63.74	$61.32	$55.23	$57.52	$54.83	$41.59

4.66%	18.77%	1.15%	7.38%	33.22%	10.49%

$2,374,786	$2,166,172	$1,969,355	$1,768,420	$1,214,512	$348,533
0.93%	0.99%	0.97%	0.97%	1.00%	1.07%
0.65%	0.82%	0.87%	0.52%	0.51%	0.44%
7%	19%	20%	17%	28%	11%

23

Financial highlights

Delaware Small Cap Value Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 5/31/17[1] (Unaudited)	5/2/16[2] to 11/30/16

Net asset value, beginning of period	$61.38	$51.46

Income from investment operations:
Net investment income[3]	0.27	0.32
Net realized and unrealized gain	2.65	9.60

Total from investment operations	2.92	9.92

Less dividends and distributions from:
Net investment income	(0.51)	—

Total dividends and distributions	(0.51)	—

Net asset value, end of period	$63.79	$61.38

Total return[4]	4.76%	19.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$132,309	$4,187
Ratio of expenses to average net assets	0.75%	0.77%
Ratio of net investment income to average net assets	0.83%	0.96%
Portfolio turnover	7%	19%	[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2016.

See accompanying	notes, which are an integral part of the financial statements.

24

Notes to financial statements

Delaware Small Cap Value Fund	May 31, 2017 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees. Class R6 shares commenced operations on May 2, 2016.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on Fund’s federal income tax returns through the six months ended May 31, 2017 and for all open tax years (years ended Nov. 30, 2013–Nov. 30, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund. If applicable, the

25

Notes to financial statements

Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)

Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During six months ended May 31, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or financial intermediaries.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2017, and matured on the next business day.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute

26

more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2017.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2017.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended May 31, 2017, the Fund earned $993 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. For the six months ended May 31, 2017, the Fund was charged $83,334 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months

27

Notes to financial statements

Delaware Small Cap Value Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

ended May 31, 2017, the Fund was charged $357,650 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class and Class R6 shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2017, the Fund was charged $40,074 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2017, DDLP earned $43,836 for commissions on sales of the Fund’s Class A shares. For the six months ended, May 31, 2017, DDLP received gross CDSC commissions of $26 and $4,083, on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended May 31, 2017 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2017, the Fund engaged in securities purchases of $102,847,391.

3. Investments

For the six months ended May 31, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$629,952,847
Sales	242,354,628

28

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$2,700,722,738

Aggregate unrealized appreciation of investments	$1,115,800,503
Aggregate unrealized depreciation of investments	(83,178,094)

Net unrealized appreciation of investments	$1,032,622,409

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Capital loss carryforwards available to offset future realized capital gains, as of Nov. 30, 2016 were as follows:

Loss carryforward character
Short-term	Long-term
$23,513,284	$44,534,224

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

29

Notes to financial statements

Delaware Small Cap Value Fund

3. Investments (continued)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$3,645,158,716	$—	$3,645,158,716
Exchange-Traded Fund	46,252,431	—	46,252,431
Short-Term Investments	—	41,934,000	41,934,000

Total Value of Securities	$3,691,411,147	$41,934,000	$3,733,345,147

During the six months ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended May 31, 2017, there were no Level 3 investments.

30

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	5/31/17	11/30/16
Shares sold:
Class A	5,824,410	3,899,603
Class C	311,191	296,562
Class R	294,956	424,858
Institutional Class	9,140,736	15,899,459
Class R6	2,183,464	68,907

Shares issued upon reinvestment of dividends and distributions:
Class A	75,578	1,049,903
Class C	807	179,377
Class R	4,810	108,793
Institutional Class	240,092	2,430,351
Class R6	5,551	—

	18,081,595	24,357,813

Shares redeemed:
Class A	(3,446,922)	(5,110,308)
Class C	(456,353)	(721,790)
Class R	(353,158)	(642,425)
Institutional Class	(7,452,638)	(18,663,073)
Class R6	(183,199)	(693)

	(11,892,270)	(25,138,289)

Net increase (decrease)	6,189,325	(780,476)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended May 31, 2017 and year ended Nov. 30, 2016, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.”

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Six months ended 5/31/17	461,655	5,499	—	—	442,725	$28,507,174
Year ended 11/30/16	71,905	2,977	26	27	70,615	3,771,033

31

Notes to financial statements

Delaware Small Cap Value Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement will expire on Nov. 6, 2017.

The Fund had no amounts outstanding as of May 31, 2017, or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

32

At May 31, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$ 8,868,214	$ (8,868,214)	$—	$(8,868,214)	$—
Bank of Montreal	14,780,357	(14,780,357)	—	(14,780,357)	—
BNP Paribas	18,285,429	(18,285,429)	—	(18,285,429)	—
Total	$41,934,000	$(41,934,000)	$—	$(41,934,000)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of May 31, 2017.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

33

Notes to financial statements

Delaware Small Cap Value Fund

7. Securities Lending (continued)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2017, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2017. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2017, there were no Rule 144A securities held by the Fund.

34

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2017 that would require recognition or disclosure in the Fund’s financial statements.

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About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and Chief Executive Officer Delaware FundsSM by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

36

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS V

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2017

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2017